-----------------
TAX-EXEMPT INCOME
-----------------

Alliance Municipal
Income Fund

Semi-Annual Report
April 30, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o  Are Not FDIC Insured
                           o  May Lose Value
                           o  Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 25, 2001

Dear Shareholder:

This report provides municipal market activity and investment results for Alliance Municipal Income Fund's (the "Fund") semi-annual reporting period ending April 30, 2001.

Investment Objective and Policies

The five Portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended April 30, 2001

                                                       -------------------------
                                                              Total Returns
                                                       -------------------------
Portfolio                                              6 Months        12 Months
--------------------------------------------------------------------------------
California                                                0.64%            7.54%
--------------------------------------------------------------------------------
Insured California                                        2.96%           10.58%
--------------------------------------------------------------------------------
National                                                  3.82%            9.97%
--------------------------------------------------------------------------------
Insured National                                          4.52%           10.82%
--------------------------------------------------------------------------------
New York                                                  4.45%           10.52%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                      6.22%           12.39%
--------------------------------------------------------------------------------

                                          ---------------
                                          Lipper Rankings
                                          ---------------
For Each State Specific Lipper Municipal Debt Funds Average
Periods Ended April 30, 2001

                      Lipper           Lipper           Lipper          Lipper
                     Rankings         Rankings         Rankings        Rankings
                     1 Year**         3 Year**         5 Year**        10 Year**
--------------------------------------------------------------------------------
California           105/111           51/95            11/80            8/39
--------------------------------------------------------------------------------
Insured California     2/24             8/23             2/22            4/7
--------------------------------------------------------------------------------
National              60/274          143/234           47/186          18/85
--------------------------------------------------------------------------------
Insured National       4/47            34/43             6/40            4/17
--------------------------------------------------------------------------------
New York              32/105           31/92             3/79            9/35
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value of each Portfolio's Class A shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund. Past performance is no guarantee of future results.

** Lipper Rankings are based on each Portfolio's return among the returns of its peer group of funds, as represented by the respective state specific Lipper Municipal Debt


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

   Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund. SEC average annual total returns can be found on page 12.

   Additional performance information can be found on pages 6-13.

Investment Results

Each of the Fund's portfolio's Class A share total returns at net asset value
(NAV) for the six- and 12-month periods ended April 30, 2001 are shown on the previous page along with the Fund's benchmark, the Lehman Brothers Municipal Bond Index. This is accompanied by a comparison to the portfolio's ranking against its peer groups, as measured by the Lipper Rankings for each state-specific Lipper Municipal Debt Funds Average. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to the Fund's portfolios, although some may have different investment policies.

The Fund's portfolios well outperformed their respective Lipper peer groups, with the exception of the California Portfolio. Over the long-term, the portfolios have consistently outperformed the Lipper peer groups for the 3 and 5 year periods shown in the table on the previous pages. We attribute this strong performance to the strategic portfolio repositioning accomplished over the last interest rate cycle which we discuss in greater detail under the "Investment Strategy" portion of this letter. The California Portfolio underperformed as a direct result of the utility crisis in that state. The Portfolio currently holds first mortgages bonds for PG&E and Southern California Edison. The issuers are current in terms of debt service payments. We believe that this situation will be resolved over the next 18 months to two years with first mortgage bond holders being paid in full, and the bond prices recovering.

Over the six-month period under review, the Fund's portfolios underperformed the Lehman Brothers Municipal Bond Index. For the most part, this underperformance is a result of the benchmark's composition relative to the Fund's portfolios. The benchmark is comprised of over 25,000 national bonds with an overall shorter duration, while the Fund's portfolios are focused on specific states, bonds with longer


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

maturities, higher coupons and good call protection.

Investment Strategy

Our investment strategy remains focused on maximizing the after-tax total rate of return of the portfolios. As noted above, credit spreads began to widen during the fourth quarter of 2000 creating an opportunity to selectively purchase medium to lower-rated bonds at prices that represent excellent long-term value. Over the course of the last six months, we have opportunistically purchased bonds in several sectors, including land secured financings and health care. We expect that our holdings in these sectors of the market will perform well as related projects develop, the economy strengthens and credit quality improves.

In addition, we took advantage of the higher interest rate environment by repositioning bonds with full coupons (6.00% plus) and 10-year call protection. We generally purchased these bonds in the new issue market so that most bonds were purchased at par value. The benefit of buying a bond with a full coupon is that these positions tend to reduce the portfolios' overall price sensitivity, since the price of these bonds will move less for any given change in interest rates over the life of the investment. To reduce reinvestment risk, we focused on selling out of existing positions with lower coupons and shorter calls.

Though tax receipts are predicted to be strong for state and local governments for fiscal year 2000-2001, we continued to monitor the ability of issuers to adjust to changing market conditions. Specifically, we analyzed issuers' financial discipline in terms of their plans to increase or reduce spending in accordance with forecasted revenues. Overall, state governments are much more organizationally as well as financially adept than in years past. As a result, we anticipate that most issuers will be prepared to handle any adverse impact arising from an economic downturn.

Market Overview

For the six-month period under review, municipal bonds delivered strong absolute and relative returns compared to other fixed income sectors. The Lehman Brothers Municipal Bond Index outperformed both the Lehman U.S. Government and U.S. Corporate Indices on an after-tax basis for the period, in part due to a lack of municipal bond issuance during the last calendar quarter of 2000.

Overall demand for municipal bonds remained strong throughout the period, due to continued demand from traditional market participants and new money flowing into municipal


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

bonds from equity investors seeking the relative stability and tax efficiency of municipal bonds as an alternative to cash. This strong demand led to lower rates, which spurred refinancing activity by municipal borrowers. As a result, new issuance was up 43% in the first calendar quarter of this year.

Lower short-term rates in the taxable fixed income markets, aided by the Federal Reserve's rate cuts, also facilitated refinancing activity due to the lower associated costs to issuers of hedging and defeasing outstanding bond issues. The current trend of strong demand for tax-exempt bonds outstripping new issuance is expected to continue for the balance of calendar 2001, but may reverse if the current economic slowdown reduces state and local tax receipts resulting in increased borrowing needs.

During the period, credit spreads widened out dramatically due to concern over a slowing domestic economy. This caused lower-rated bonds to underperform the market. Litigation risk also contributed to spread widening, affecting the outstanding debt of lead paint producers and asbestos producers, as well as the tobacco industry. Finally, the California utility crisis caused a "flight to quality" in the California municipal bond market, as investors look for a safe haven in triple-A rated bonds from what is expected to be a difficult period for the state both economically as well as politically. The slowdown in the California economy is expected to also further impact the already slowing U.S. economy because California, on its own, represents the seventh largest economy in the world.

Outlook

The recent economic and financial market conditions have created a very favorable environment for fixed income investing. The dramatic sell-off in the U.S. equity markets, in particular in the technology sector, has reinforced the importance of diversification for investors. This need for diversification should cause ongoing strong demand for conservative fixed income securities. With long-term municipal bond yields equal to that of long-term U.S. Treasury bonds, municipal bonds represent outstanding value on an after-tax basis. The long-term trend toward lower interest rates, and the lack of supply relative to demand, should cause municipal bonds to continue to outperform other fixed income alternatives. We will view any periods of volatility as an opportunity to reposition the portfolios and to take advantage of mispriced securities in the market.


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO]  John D. Carifa

[PHOTO] Susan P. Keenan

Portfolio Manager, Susan P. Keenan, also heads the Municipal Bond Department. She has over 20 years of investment experience.

The Alliance Municipal Income team is proud of the strong performance we have delivered over the past 12 months and our excellent long-term investment record. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Susan P. Keenan

Susan P. Keenan
Senior Vice President


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

National Portfolio
4/30/91 to 4/30/01

National Portfolio Class A at NAV:                $19,248
Lehman Brothers Municipal Bond Index:             $19,777
National Portfolio Class A at offering:           $18,435

[The following table was represented by a mountain chart in the printed material.]

                       National Portfolio @               Lehman Brothers
                          Max. Offering                 Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/91                 $ 9,578                           $10,000
     4/30/92                 $10,599                           $10,951
     4/30/93                 $11,993                           $12,336
     4/30/94                 $11,986                           $12,602
     4/30/95                 $12,861                           $13,441
     4/30/96                 $13,938                           $14,509
     4/30/97                 $15,047                           $15,471
     4/30/98                 $16,577                           $16,910
     4/30/99                 $17,638                           $18,085
     4/30/00                 $16,763                           $17,919
     4/30/01                 $18,435                           $19,777


Insured National Portfolio
4/30/91 to 4/30/01

Insured National Portfolio Class A at NAV:        $19,126
Lehman Brothers Municipal Bond Index:             $19,777
Insured National Portfolio Class A at offering:   $18,310

[The following table was represented by a mountain chart in the printed material.]

                   Insured National Portfolio @            Lehman Brothers
                          Max. Offering                 Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/91                 $ 9,573                           $10,000
     4/30/92                 $10,499                           $10,951
     4/30/93                 $11,906                           $12,336
     4/30/94                 $11,980                           $12,602
     4/30/95                 $12,823                           $13,441
     4/30/96                 $13,868                           $14,509
     4/30/97                 $14,837                           $15,471
     4/30/98                 $16,519                           $16,910
     4/30/99                 $17,415                           $18,085
     4/30/00                 $16,522                           $17,919
     4/30/01                 $18,310                           $19,777


California Portfolio
4/30/91 to 4/30/01

California Portfolio Class A at NAV:              $19,418
Lehman Brothers Municipal Bond Index:             $19,777
California Portfolio Class A at offering:         $18,599


[The following table was represented by a mountain chart in the printed material.]

                      California Portfolio @              Lehman Brothers
                          Max. Offering                 Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/91                 $ 9,578                           $10,000
     4/30/92                 $10,491                           $10,951
     4/30/93                 $11,808                           $12,336
     4/30/94                 $11,841                           $12,602
     4/30/95                 $12,682                           $13,441
     4/30/96                 $13,789                           $14,509
     4/30/97                 $14,874                           $15,471
     4/30/98                 $16,547                           $16,910
     4/30/99                 $17,675                           $18,085
     4/30/00                 $17,295                           $17,919
     4/30/01                 $18,599                           $19,777


Please see mountain chart footnotes on page 7.


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

Insured California Portfolio
4/30/91 to 4/30/01

Insured California Portfolio Class A at NAV:      $19,151
Lehman Brothers Municipal Bond Index:             $19,777
Insured California Portfolio Class A at offering: $18,344

[The following table was represented by a mountain chart in the printed material.]

                  Insured California Portfolio @          Lehman Brothers
                          Max. Offering                 Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/91                 $ 9,579                           $10,000
     4/30/92                 $10,449                           $10,951
     4/30/93                 $11,866                           $12,336
     4/30/94                 $11,692                           $12,602
     4/30/95                 $12,602                           $13,441
     4/30/96                 $13,456                           $14,509
     4/30/97                 $14,556                           $15,471
     4/30/98                 $16,078                           $16,910
     4/30/99                 $17,056                           $18,085
     4/30/00                 $16,589                           $17,919
     4/30/01                 $18,344                           $19,777


New York Portfolio
4/30/91 to 4/30/01

New York Portfolio Class A at NAV:                $19,624
Lehman Brothers Municipal Bond Index:             $20,114
New York Portfolio Class A at offering:           $18,795

[The following table was represented by a mountain chart in the printed material.]

                       New York Portfolio @               Lehman Brothers
                          Max. Offering                 Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/91                 $ 9,578                           $10,000
     4/30/92                 $10,586                           $10,951
     4/30/93                 $12,058                           $12,336
     4/30/94                 $11,963                           $12,602
     4/30/95                 $12,703                           $13,441
     4/30/96                 $13,738                           $14,509
     4/30/97                 $14,819                           $15,471
     4/30/98                 $16,468                           $16,910
     4/30/99                 $17,477                           $18,085
     4/30/00                 $17,006                           $17,919
     4/30/01                 $18,795                           $20,114


Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund's Portfolio's Class A shares (from 4/30/91 to 4/30/01). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

When comparing an Alliance Municipal Income Fund Portfolio to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including an Alliance Municipal Income Fund Portfolio.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 7

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

NATIONAL PORTFOLIO
BOND QUALITY RATING

      35.85% AAA
       9.33% AA                          [PIE CHART OMITTED]
      13.85% A
      20.53% BBB
      20.44% NR

INCEPTION DATE
(Class A Shares)
12/29/86

INSURED NATIONAL PORTFOLIO
BOND QUALITY RATING

      68.66% AAA
      21.43% AA                           [PIE CHART OMITTED]
       9.91% A

INCEPTION DATE
(Class A Shares)
12/29/86

CALIFORNIA PORTFOLIO
BOND QUALITY RATING

      50.29% AAA
      10.90% AA                           [PIE CHART OMITTED]
       4.36% A
      14.05% BBB
      20.40% NR



INCEPTION DATE
(Class A Shares)
12/29/86

All data as of April 30, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

INSURED CALIFORNIA PORTFOLIO
BOND QUALITY RATING

      79.83% AAA
       2.35% AA                          [PIE CHART OMITTED]
      17.82% A

INCEPTION DATE
(Class A Shares)
11/21/85

NEW YORK PORTFOLIO
BOND QUALITY RATING

      28.73% AAA
      26.72% AA                          [PIE CHART OMITTED]
      36.47% A
       6.67% BBB
       1.41% NR

INCEPTION DATE
(Class A Shares)
12/29/86

All data as of April 30, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 9

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
As of April 30, 2001

LIPPER MUNICIPAL DEBT FUNDS AVERAGES*
Periods Ended April 30, 2001

                     Lipper      Lipper      Lipper     Lipper     Lipper
                     Average     Average     Average    Average    Average
Portfolio           6 Months*    1 Year*    3 Years*   5 Years*   10 Years*
=========           =========    =======    ========   ========   =========
National              3.77%       9.13%       3.77%      5.25%      6.36%
California            2.61%       9.25%       3.88%      5.44%      6.37%
New York              4.20%       9.87%       4.03%      5.35%      6.30%
Insured National      3.84%       9.44%       4.05%      5.23%      6.30%
Insured California    2.92%       9.50%       4.22%      5.65%      6.79%

* The Lipper General Municipal Debt Funds Average reflects performance of 281, 274, 234, 186 and 85 funds for the six-month, 1-year, 3-year, 5-year and 10-year periods, respectively; the Lipper California Municipal Debt Funds Average reflects performance of 115, 111, 95, 80 and 39 funds, respectively, for the same time periods listed above; the Lipper New York Municipal Debt Funds Average reflects performance of 106, 105, 92, 79 and 35 funds, respectively, for the same time periods listed above; the Lipper Insured Municipal Debt Funds Average reflects performance of 47, 47, 43, 40 and 17 funds, respectively, for the same time periods listed above. The Lipper Insured California Municipal Debt Funds Average reflects performance of 24, 24, 23, 22 and 7 funds, respectively, for the same time periods listed above. Funds in the Lipper averages generally have similar investment objectives to the applicable Alliance Municipal Income Fund Portfolios, although some may have different investment policies. Past performance is no guarantee of future results. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund.


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
Average Annual Total Returns as of April 30, 2001

                                            NAV and SEC Total Returns
---------------------------------------------------------------------------------------------------
                                       Without Sales Charge         With Sales Charge
---------------------------------------------------------------------------------------------------
                                                      Since                                   Since
                       1 Year   5 Year   10 Year  Inception    1 Year   5 Year  10 Year   Inception
---------------------------------------------------------------------------------------------------
National Portfolio
  Class A               9.97%    5.75%     6.77%      7.18%     5.27%    4.85%    6.31%       6.85%
  Class B               9.24%    5.06%       N/A      5.34%     6.24%    5.06%      N/A       5.34%
  Class C               9.23%    5.07%       N/A      4.77%     8.23%    5.07%      N/A       4.77%

California Portfolio
  Class A               7.54%    6.17%     6.86%      7.23%     3.01%    5.24%    6.40%       6.90%
  Class B               6.78%    5.42%       N/A      5.64%     3.78%    5.42%      N/A       5.64%
  Class C               6.78%    5.42%       N/A      5.10%     5.78%    5.42%      N/A       5.10%

New York Portfolio
  Class A              10.52%    6.47%     6.97%      6.75%     5.80%    5.55%    6.51%       6.42%
  Class B               9.83%    5.73%       N/A      5.54%     6.83%    5.73%      N/A       5.54%
  Class C               9.71%    5.73%       N/A      4.96%     8.71%    5.73%      N/A       4.96%

Insured National
Portfolio
  Class A              10.82%    5.71%     6.70%      6.89%     6.12%    4.80%    6.23%       6.56%
  Class B              10.08%    5.00%       N/A      5.39%     7.08%    5.00%      N/A       5.18%
  Class C               9.96%    5.00%       N/A      4.80%     8.96%    5.00%      N/A       4.80%

Insured California
Portfolio
  Class A              10.58%    6.39%     6.71%      7.22%     5.89%    5.48%    6.25%       6.92%
  Class B               9.84%    5.63%       N/A      5.40%     6.84%    5.63%      N/A       5.39%
  Class C               9.84%    5.64%       N/A      4.84%     8.84%    5.64%      N/A       4.84%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.

N/A: Not applicable.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 11

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
As of April 30, 2001

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2001)

--------------------------------------------------------------------------------
Portfolio                 1 Year       5 Years      10 Years    Since Inception
--------------------------------------------------------------------------------
National Portfolio
  Class A                  4.98%         4.88%         6.52%          6.93%
  Class B                  5.99%         5.11%          N/A           5.45%
  Class C                  7.99%         5.11%          N/A           4.89%

California Portfolio
  Class A                  4.08%         5.58%         6.72%          7.07%
  Class B                  4.94%         5.75%          N/A           5.92%
  Class C                  6.94%         5.75%          N/A           5.40%

New York Portfolio
  Class A                  5.50%         5.62%         6.70%          6.49%
  Class B                  6.46%         5.77%          N/A           5.65%
  Class C                  8.45%         5.79%          N/A           5.09%

Insured National
  Class A                  6.01%         4.77%         6.43%          6.65%
  Class B                  6.90%         4.97%          N/A           5.54%
  Class C                  8.90%         4.97%          N/A           4.95%

Insured California
  Class A                  7.49%         5.76%         6.62%          7.12%
  Class B                  8.53%         5.90%          N/A           5.74%
  Class C                 10.45%         5.92%          N/A           5.19%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

N/A: Not applicable.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ALLIANCE MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
                                                  Taxable-
                                                 Equivalent        Distribution
                                30 Day        Yield in 36% Tax       Rates at
Portfolio                     SEC Yield*     Bracket (at NAV)**   Offering Price
--------------------------------------------------------------------------------
National Portfolio
  Class A                        5.31%              8.39%              5.14%
  Class B                        4.83%              7.64%              4.69%
  Class C                        4.83%              7.64%              4.69%

California Portfolio
  Class A                        4.95%              8.96%              5.06%
  Class B                        4.42%              7.89%              4.58%
  Class C                        4.42%              7.89%              4.58%

New York Portfolio
  Class A                        5.51%              8.84%              5.05%
  Class B                        5.04%              8.00%              4.54%
  Class C                        5.05%              7.98%              4.54%

Insured National Portfolio
  Class A                        4.41%              6.97%              4.46%
  Class B                        3.86%              6.25%              3.97%
  Class C                        3.87%              6.25%              3.97%

Insured California Portfolio
  Class A                        4.11%              8.20%              4.56%
  Class B                        3.57%              7.30%              4.02%
  Class C                        3.58%              7.30%              4.02%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended April 30, 2001.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 13

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-96.6%

       Long Term Municipal Bonds-87.3%
       Arizona-0.6%
AA-    Mohave Cnty IDR
       (Cargill/No Star Steel Proj) Ser 95A AMT
       6.70%, 3/01/20...........................      $ 3,590   $     3,859,322
                                                                ---------------

       California-0.3%
NR     Los Angeles Cnty Comm Fac Dist
       #92-1 (Castaic Union SD/Northlake Proj)
       Ser 92
       9.00%, 10/01/19..........................        1,800         1,911,870
                                                                ---------------

       Colorado-0.6%
Aa2    Colorado HFA SFMR
       (Mtg Rev) Ser 99A-2 AMT
       6.45%, 4/01/30(a)........................        3,250         3,448,608
                                                                ---------------

       Connecticut-1.7%
BBB    Connecticut Dev Auth PCR
       (Ct Light & Pwr Co Proj) Ser 93 AMT
       5.95%, 9/01/28...........................       11,000        10,695,300
                                                                ---------------

       District of Columbia-1.6%
A      District of Columbia
       (Tobacco Settlement Bonds) Ser 01
       6.75%, 5/15/40...........................        9,900        10,147,302
                                                                ---------------

       Florida-22.3%
NR     Clay Cnty Comm Dev
       (Fleming Island Plantation) Ser 00B
       7.375%, 5/01/31..........................        3,000         3,202,110
NR     Collier Cnty Comm Dev Dist
       (Heritage Greens) Ser 96
       8.25%, 5/01/18...........................        1,140         1,174,531
NR     Collier Cnty Comm Fac Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18...........................       15,620        16,571,414
NR     Collier Cnty Comm Fac Dist
       (Fiddlers Creek) Ser 99A
       5.875%, 5/01/21..........................        9,305         8,868,968
NR     Collier Cnty Comm Fac Dist
       (Fiddlers Creek) Ser 99B
       5.80%, 5/01/21...........................        7,940         7,500,759


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

NR     Collier Cnty IDR
       (Southern St Util) Ser 96 AMT
       6.50%, 10/01/25..........................      $12,605   $    12,725,378
AAA    Dade Cnty Arpt Rev
       (Miami Int'l) MBIA Ser 95B AMT
       6.00%, 10/01/24..........................        4,730         4,915,511
AAA    Escambia Cnty HFA SFMR
       (Multi-County) GNMA Ser 95B AMT
       6.25%, 4/01/28...........................        2,300         2,349,864
AAA    Florida HFA MFHR
       (Brittany of Rosemont)
       AMBAC Ser 95 AMT
       6.25%, 7/01/35...........................        1,350         1,403,419
AAA    Florida HFA MFHR
       (Landings at Boot Ranch)
       AMBAC Ser 95K AMT
       6.10%, 11/01/35..........................        2,050         2,119,413
AAA    Florida HFA MFHR
       (Logans Pointe Apts) FSA Ser 99 AMT
       6.00%, 6/01/39...........................        1,550         1,622,850
A      Florida HFA MFHR
       (Spring Harbor Apts) Ser 99C-1 AMT
       5.90%, 8/01/39...........................        4,540         4,591,711
AAA    Hillsborough Cnty Arpt Rev
       (Tampa Int'l) FGIC Ser 96A AMT
       6.00%, 10/01/23..........................          250           261,063
NR     Lee Cnty Comm Dev
       (Miromar Lakes) Ser 00A
       7.25%, 5/01/12...........................       11,050        11,396,086
NR     Lee Cnty Comm Fac
       (Stoneybrook) Ser 98
       5.70%, 5/01/08...........................        2,420         2,402,140
NR     Lee Cnty Comm Fac Dist
       (Herons Glen) Ser 99
       5.90%, 5/01/19...........................        5,375         5,201,603
       6.00%, 5/01/29...........................        7,840         7,395,158
Aaa    Lee Cnty HFA SFMR
       (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
       7.20%, 3/01/33 (a).......................        1,465         1,659,391
NR     Manatee Cnty Comm Dev
       (Tara CDD#1) Ser 00B
       6.75%, 5/01/10...........................        6,580         6,713,113
NR     Manatee Cnty Comm Dev
       (Tara CDD#1) Ser 00A
       7.15%, 5/01/31...........................        2,000         2,142,880


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 15

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

NR     Manatee Cnty Comm Dev
       (Waterlefe) Ser 01
       6.25%, 5/01/10...........................      $ 3,415   $     3,378,084
AAA    Miami Dade Cnty HFA MFHR
       (Marbrisa Apts) FSA Ser 00-2A AMT
       6.15%, 8/01/38...........................        4,200         4,340,784
NR     Northern Palm Beach Cnty Imp Dist #9A
       (ABACOA) Ser 96A
       7.30%, 8/01/27...........................        8,000         8,563,440
A3     Orange Cnty HFA MFHR
       (Seminole PT Proj) Ser 99L AMT
       5.80%, 6/01/32(a)........................        6,855         6,875,359
NR     Orlando Asses Dist
       (Conroy Rd Proj) Ser 98A
       5.80%, 5/01/26...........................        3,250         3,031,340
NR     St. Johns Cnty Comm Dev
       (Julington Creek Plantation) Ser 97
       6.70%, 5/01/07...........................        2,185         2,284,505
NR     Tallahassee Comm Dev
       (Capital Region) Ser 01A-2
       6.85%, 5/01/31...........................        1,250         1,249,987
Baa2   Volusia Cnty Ed Fac
       (Embry-Riddle Aero Univ) Ser 96A
       6.125%, 10/15/26(a)......................        4,760         4,863,863
                                                                ---------------
                                                                    138,804,724
                                                                ---------------

       Hawaii-0.7%
BB     Hawaii Dept of Transp Spec Fac
       (Continental Airlines) Ser 00 AMT
       7.00%, 6/01/20...........................        4,000         4,083,040
                                                                ---------------

       Illinois-2.0%
AAA    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 00A AMT
       5.60%, 9/01/19...........................        2,245         2,285,567
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 98A-1 AMT
       6.45%, 9/01/29(a)........................        2,525         2,732,757
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 98C-1 AMT
       6.30%, 9/01/29(a)........................        1,990         2,127,290
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 99A AMT
       6.35%, 10/01/30(a).......................        2,500         2,646,950


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 99C AMT
       7.05%, 10/01/30(a).......................      $ 2,140   $     2,373,581
                                                                ---------------
                                                                     12,166,145
                                                                ---------------

       Indiana-1.0%
BB+    Indianapolis Arpt Auth
       (United Airlines Maint Center Proj)
       Ser 95A AMT
       6.50%, 11/15/31..........................        6,550         6,186,213
                                                                ---------------

       Maine-1.0%
BBB+   Jay Environment Impt PCR
       (Int'l Paper) Ser 99 AMT
       6.25%, 9/01/23...........................        2,300         2,264,419
BBB+   Jay Environmental Impt PCR
       (Int'l Paper) Ser 99B AMT
       6.20%, 9/01/19...........................        4,000         3,965,000
                                                                ---------------
                                                                      6,229,419
                                                                ---------------

       Maryland-1.2%
Aa2    Maryland CDA SFMR
       (Housing) Ser 00A AMT
       6.10%, 7/01/38(a)........................        6,285         6,373,807
NR     Maryland IDR Eco Dev
       (Med Waste Assoc) Ser 89 AMT
       8.75%, 11/15/10..........................        1,365         1,023,750
                                                                ---------------
                                                                      7,397,557
                                                                ---------------

       Massachusetts-6.7%
Baa3   Mass Hlth & Ed Fac Auth
       (Lasell College) Ser 99A
       5.625%, 7/01/29(a).......................        1,000           928,790
BBB    Massachusetts Dev Fin Agy
       (MA College Pharmacy) Ser 99B
       6.75%, 7/01/30...........................        1,000         1,037,590
AAA    Massachusetts HFA MFHR
       (Rental Hsg) MBIA Ser 99H AMT
       6.65%, 7/01/41...........................       17,280        18,247,853
AAA    Massachusetts HFA MFHR
       (Residential Dev) AMBAC Ser 93A
       6.15%, 10/01/15..........................        3,500         3,608,640
AAA    Massachusetts Ind Fin Auth MFHR
       (Heights Crossing) FHA Ser 95 AMT
       6.15%, 2/01/35...........................        1,050         1,083,148
AAA    Massachusetts Port Auth Spec Fac
       (BosFuel Corp) MBIA Ser 97 AMT
       6.00%, 7/01/36...........................       14,965        15,420,684


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 17

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    Massachusetts Port Auth Spec Fac
       (US Air Proj) MBIA Ser 96A AMT
       5.875%, 9/01/23..........................      $ 1,360   $     1,391,117
                                                                ---------------
                                                                     41,717,822
                                                                ---------------

       Michigan-4.0%
BB-    Detroit Tax Increment
       (Daimler/Chrysler Jefferson No
       Assembly Plant) Ser 98A
       5.50%, 5/01/21...........................        3,070         2,622,333
Aaa    Michigan HDA MFHR
       (Oakbrook Villa Proj) GNMA Ser 00A AMT
       6.50%, 1/20/42(a)........................        1,000         1,052,790
AAA    Michigan HDA MFHR
       (Rental Hsg Rev) AMBAC Ser 97A AMT
       6.10%, 10/01/33..........................        8,400         8,659,560
AA+    Michigan HDA SFMR
       (Mortgage Rev) Ser 96B AMT
       6.20%, 6/01/27...........................        4,815         4,916,837
AAA    Michigan HDA SFMR
       (Mortgage Revenue)
       MBIA Ser 99B-1 AMT
       6.375%, 6/01/29..........................        1,185         1,232,495
BB+    Midland Cnty PCR
       (CMS Energy) Ser 00A AMT
       6.875%, 7/23/09..........................        2,750         2,814,515
A      Saginaw Hosp Fin Auth
       (Covenant Med Ctr) Ser 00F
       6.50%, 7/01/30...........................        3,750         3,853,387
                                                                ---------------
                                                                     25,151,917
                                                                ---------------

       Minnesota-4.5%
AAA    Minn-St. Paul Met Arpt Rev
       FGIC Ser 00B AMT
       6.00%, 1/01/21...........................        5,350         5,667,201
A-     Minneapolis
       (Common Bond Fund Cmty Dev Agy)
       Ser 97-2
       6.20%, 6/01/17...........................        1,795         1,859,082
AAA    Minneapolis-St Paul
       Metropolitan Arpt Rev
       FGIC Ser 99B AMT
       5.625%, 1/01/16..........................        7,920         8,178,588
NR     Minnesota Agricultural & Eco Dev Brd IDR
       (Small Bus Loan Prog) Ser 96A AMT
       6.75%, 8/01/16...........................        1,450         1,527,749
NR     Minnesota Agricultural & Eco Dev Brd IDR
       (Small Business Loan Prog) Ser 00B AMT
       7.25%, 8/01/20...........................        1,000         1,051,360


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AA+    Minnesota HFA SFMR
       (Home Mtg) Ser 96F AMT
       6.30%, 1/01/28...........................      $ 3,670   $     3,775,953
AA+    Minnesota HFA SFMR
       (Home Mtg) Ser 98H-2 AMT
       6.05%, 7/01/31...........................        3,900         3,960,840
AA     Waconia Hlth Fac
       (Ridgeview Med Ctr) Asset Gty Ser 99A
       6.125%, 1/01/29..........................        1,945         2,055,126
                                                                ---------------
                                                                     28,075,899
                                                                ---------------

       Mississippi-1.1%
BBB+   Adams Cnty Environ Impt PCR
       (Intl Paper Co) Ser 99 AMT
       6.25%, 9/01/23...........................        5,000         4,946,100
BBB+   Warren Cnty Environ Impt PCR
       (Intl Paper) Ser 99A AMT
       6.25%, 9/01/23...........................        1,800         1,782,720
                                                                ---------------
                                                                      6,728,820
                                                                ---------------

       Montana-2.6%
B+     Montana Board of Investments PCR
       (Stillwater Mining) Ser 00 AMT
       8.00%, 7/01/20...........................       15,500        15,934,930
                                                                ---------------

       Nebraska-0.5%
AAA    Nebraska Inv Fin Auth Hosp Rev
       (Bishop Clarkson Mem) MBIA Ser 91
       9.457%, 12/08/16(b)......................        3,000         3,189,750
                                                                ---------------

       New Hampshire-1.3%
AAA    Keene HDA MFHR
       (Central Square) FHA Ser 90A Sec 8
       7.50%, 2/01/25...........................        3,090         3,518,181
BBB+   New Hampshire Bus Fin Auth PCR
       (Public Service Co of NH) Ser 93E AMT
       6.00%, 5/01/21...........................        5,000         4,852,850
                                                                ---------------
                                                                      8,371,031
                                                                ---------------

       New Jersey-2.8%
NR     New Jersey Eco Dev Auth
       (Kapkowski Rd/Jersey Gardens)
       Ser 98B AMT
       6.50%, 4/01/31...........................       17,500        17,572,625
                                                                ---------------

       New York-6.5%
A      New York
       (Tobacco Settlement) TSASC Ser 99-1
       6.375%, 7/15/39..........................       16,225        16,717,915


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 19

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

A      New York GO
       Ser 97A
       6.25%, 8/01/17...........................      $ 5,750   $     6,146,750
A      New York IDA
       (Terminal One LP) Ser 94 AMT
       6.125%, 1/01/24..........................        7,850         8,087,620
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26...........................        5,200         5,479,552
Aa1    NYS Mtg Agy SFMR
       (Home Mort) Ser 82 AMT
       5.65%, 4/01/30(a)........................        2,200         2,204,246
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 84 AMT
       5.95%, 4/01/30(a)........................        1,895         1,930,910
                                                                ---------------
                                                                     40,566,993
                                                                ---------------

       Ohio-7.4%
BBB+   Ohio Air Quality Dev Auth PCR
       (Dayton Power & Light) Ser 92B
       6.40%, 8/15/27...........................        2,000         2,065,420
AAA    Ohio Air Quality Dev Auth PCR
       (JMG Co) AMBAC Ser 94B AMT
       6.375%, 4/01/29..........................        7,325         7,699,308
Aaa    Ohio HFA SFMR
       (Residential Mortgage)
       GNMA Ser 00A-1 AMT
       6.35%, 9/01/31(a)........................        9,975        10,573,400
AAA    Ohio HFA SFMR
       (Residential Mortgage)
       GNMA Ser 94B-2 AMT
       6.70%, 3/01/25...........................        1,975         2,054,355
AAA    Ohio HFA SFMR
       (Residential Mortgage)
       GNMA Ser 95A-2 AMT
       6.625%, 3/01/26..........................        2,355         2,447,316
AAA    Ohio HFA SFMR
       (Residential Mortgage)
       GNMA Ser 97 AMT
       6.15%, 3/01/29...........................        1,775         1,814,228
Aaa    Ohio HFA SFMR
       (Residential Mortgage) Ser 00D AMT
       6.05%, 3/01/31(a)........................        8,545         8,750,507
A3     Steubenville Hosp Rev
       (Trinity Hlth) Ser 00
       6.50%, 10/01/30(a).......................        3,375         3,422,115
Baa2   Toledo Lucas Cnty Port Fac
       (CSX Transp) Ser 92
       6.45%, 12/15/21(a).......................        7,130         7,471,456
                                                                ---------------
                                                                     46,298,105
                                                                ---------------


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       Pennsylvania-2.5%
AAA    Allegheny Cnty Arpt Rev
       (Gtr Pittsburgh Int'l) FSA Ser 92B AMT
       6.625%, 1/01/22..........................      $ 2,065   $     2,126,207
Aaa    Allegheny Cnty MFHR
       (Green Meadow Apts)
       GNMA Ser 98A-1 AMT
       5.125%, 10/20/40(a)......................        1,065           997,649
BBB    Pennsylvania Econ Dev Auth
       Waste Wtr Revs (Sun Co) Ser 94A AMT
       7.60%, 12/01/24..........................        5,000         5,304,850
AA+    Pennsylvania HFA SFMR
       (Home Mtg) Ser 99-67A AMT
       5.90%, 10/01/30..........................        6,705         6,810,336
                                                                ---------------
                                                                     15,239,042
                                                                ---------------

       South Carolina-5.4%
A      South Carolina
       (Tobacco Settlement Bonds) Ser 01
       6.375%, 5/15/28..........................       33,500        33,332,165
                                                                ---------------

       Tennessee-1.3%
BBB    Memphis Shelby Cnty Spec Fac
       (Federal Express) Ser 93 AMT
       6.20%, 7/01/14...........................        4,500         4,583,565
AAA    Met Govt Nashvle/Dvdsn Cnty
       (Water System Rev) AMBAC Ser 92
       8.439%, 1/01/22(b).......................        3,000         3,242,490
                                                                ---------------
                                                                      7,826,055
                                                                ---------------

       Texas-7.1%
BBB    Alliance Arpt Auth Spec Fac
       (Federal Express) Ser 96 AMT
       6.375%, 4/01/21..........................       23,000        23,196,190
BBB-   Dallas Fort Wrth Texas Arpt Fac Imp
       (American Airlines) Ser 99 AMT
       6.375%, 5/01/35..........................       20,455        20,024,013
BB     Harris Cnty Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 7/01/19..........................        1,155           967,786
                                                                ---------------
                                                                     44,187,989
                                                                ---------------

       Virginia-0.6%
AAA    Norfolk Arpt Auth Rev
       FGIC Ser 01B AMT
       5.30%, 7/01/25...........................        3,600         3,551,472
                                                                ---------------

       Total Long Term Municipal Bonds
          (cost $526,958,741)...................                    542,674,115
                                                                ---------------


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 21

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

          Short Term Municipal Notes(c)-9.3%
          California-0.8%
A-1+      Southern Calif Wtr Works
          (Wtr Rev) AMBAC Ser 96A
          4.00%, 6/01/23........................      $ 5,100   $     5,100,000
                                                                ---------------

          Florida-1.3%
VMIG-1    Escambia Cnty Hlth Fac
          (Florida Hlth Fac) AMBAC
          4.29%, 7/01/16(a).....................        8,220         8,220,000
                                                                ---------------

          Illinois-1.6%
A-2       Illinois Ed Fac Auth
          (University Pooled Loan Prog) FGIC
          4.25%, 12/01/05.......................        6,500         6,500,000
A-1       Illinois Hsg Auth MFHR
          (Lake Shore Plaza) MBIA Ser 00A
          4.25%, 7/01/27........................        3,300         3,300,000
                                                                ---------------
                                                                      9,800,000
                                                                ---------------

          Indiana-0.9%
A-1+      Mt Vernon PCR
          (General Electric) Ser 98 AMT
          4.35%, 11/01/18.......................        5,300         5,300,000
                                                                ---------------

          Louisiana-1.6%
VMIG-1    Calcasieu Parish IDR
          (Hydroserve Westlake Proj) Ser 99 AMT
          4.35%, 12/01/24(a)....................        5,100         5,100,000
VMIG-1    Louisiana SFMR
          (Home Mtg) GNMA AMT
          4.39%, 12/01/29(a)....................        4,995         4,995,000
                                                                ---------------
                                                                     10,095,000
                                                                ---------------

          Missouri-1.1%
A-1       Missouri SFMR
          (Homeownership Mtg) GNMA AMT
          4.39%, 3/01/30........................        6,980         6,980,000
                                                                ---------------

          South Dakota-1.0%
VMIG-1    South Dakota Hsg Dev Auth MFHR
          FHA Ser 00D AMT
          4.35%, 5/01/10(a).....................        6,090         6,090,000
                                                                ---------------

          Texas-1.0%
A-1+      Gulf Coast Wste Disp PCR
          (Amoco Oil Co Proj) Ser 92
          4.35%, 10/01/17.......................        6,400         6,400,000
                                                                ---------------


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                                          Value
--------------------------------------------------------------------------------
       Total Short Term Municipal Notes
          (cost $57,985,000)....................                $    57,985,000
                                                                ---------------

       Total Investments-96.6%
          (cost $584,943,741)...................                    600,659,115
       Other assets less liabilities-3.4%.......                     20,855,081
                                                                ---------------

       Net Assets-100%..........................                $   621,514,196
                                                                ===============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 23

--------------------------
INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
--------------------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-99.4%

       Long Term Municipal Bonds-95.8%
       Alaska-17.5%
AAA    Alaska Hsg Fin Corp MFHR
       (Mortgage) MBIA Ser 96A
       6.05%, 12/01/17..........................      $ 1,235   $     1,278,707
AAA    Alaska Hsg Fin Corp SFMR
       (Mortgage) MBIA Ser 97A
       6.00%, 6/01/27...........................       25,000        25,576,250
       6.10%, 12/01/37..........................        9,550         9,756,853
                                                                ---------------
                                                                     36,611,810
                                                                ---------------

       Colorado-3.1%
AAA    Denver City & Cnty
       (Arpt Sys Rev) MBIA Ser 95A
       5.70%, 11/15/25..........................        6,375         6,531,825
                                                                ---------------

       Florida-6.1%
Aa3    North Miami Hlth Fac
       (Catholic Hlth Svcs Oblig Grp) Ser 96
       6.00%, 8/15/24(a)........................        1,200         1,224,672
NR     Nthrn Palm Beach Cnty
       ImpDist #9A (ABACOA) Ser 96A
       7.20%, 8/01/16...........................        8,000         8,546,560
AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village) Asset Gty Ser 96A
       6.00%, 6/01/17...........................        3,000         3,126,030
                                                                ---------------
                                                                     12,897,262
                                                                ---------------

       Massachusetts-5.1%
AA     Massachusetts Dev Fin Agy Hlth Fac
       (Seven Hills) Asset Gty Ser 99
       5.15%, 9/01/28...........................        6,035         5,713,214
AA     Massachusetts Dev Fin Agy Spec Fac
       (Worcester Redev Asset Gty) Ser 99
       5.25%, 6/01/19...........................        2,350         2,285,751
AAA    Massachusetts HFA SFMR
       (Residential Dev) FNMA Ser 92A
       6.90%, 11/15/24..........................        2,500         2,608,125
                                                                ---------------
                                                                     10,607,090
                                                                ---------------

       Michigan-22.7%
AAA    Detroit Swr Sys Rev
       FGIC Ser 93A
       7.364%, 7/01/23(b).......................        9,100        10,225,579


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    Kalamazoo HFA
       Hosp Rev (Borgess Med Ctr)
       FGIC Ser 94A
       6.508%, 6/01/11(b).......................      $ 5,140   $     5,380,295
AA-    Michigan Hospital Fin Auth
       (Trinity Health) Series 00A
       6.00%, 12/01/27..........................       10,555        10,719,552
AAA    Michigan Strategic Fund
       (Detroit Edison Co) MBIA Ser 95AA
       6.40%, 9/01/25...........................        2,615         2,801,083
A      Saginaw Hosp Fin Auth
       (Covenant Med Ctr) Ser 2000F
       6.50%, 7/01/30...........................       10,080        10,357,906
AA     Troy Downtown Dev Auth
       Ser 95A
       6.375%, 11/01/18.........................        1,000         1,061,600
AAA    Wayne Charter Cnty
       (Detroit Metro Arpt Hotel Rev)
       MBIA Ser 01A
       5.00%, 12/01/30..........................        7,500         7,017,075
                                                                ---------------
                                                                     47,563,090
                                                                ---------------

       Minnesota-10.6%
Aaa    Eagan MFHR
       (Woodridge Apts Proj) GNMA Ser 97A
       5.95%, 2/01/32(a)........................        1,000         1,029,240
Aaa    Little Canada MFHR
       (Cedars Lakeside Apt) GNMA Ser 97A
       5.95%, 2/01/32(a)........................        1,000         1,029,240
AAA    Minnesota Agric & Econ Dev
       (Benedictine Hlth Sys) MBIA Ser 99
       5.125%, 2/15/29..........................        1,700         1,625,914
AAA    Minnesota HFA MFHR
       (Rental Hsg) MBIA Ser 95D
       6.00%, 2/01/22...........................        3,530         3,629,546
Aaa    Saint Paul MFHR
       (Wellington Proj) FHMLC Ser 99A
       5.10%, 2/01/24(a)........................        1,000           982,740
Aaa    St. Cloud Hosp Rev
       (Saint Cloud) FSA Ser 00A
       5.875%, 5/01/30(a).......................        1,660         1,739,165
AA     Waconia Hlth Fac
       (Ridgeview Med Ctr) Asset Gty Ser 99A
       6.125%, 1/01/29..........................       11,500        12,151,130
                                                                ---------------
                                                                     22,186,975
                                                                ---------------


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 25

--------------------------
INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
--------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       New Jersey-5.3%
AAA    New Jersey EDA
       Spec Fac (School Fac Constr)
       AMBAC Ser 01A
       5.00%, 6/15/21...........................      $ 9,000   $     8,787,510
Aaa    Passaic Cnty GO
       FSA Ser 01
       4.90%, 6/01/17(a)........................        2,330         2,269,210
                                                                ---------------
                                                                     11,056,720
                                                                ---------------

       New York-15.2%
Aaa    Glen Cove IDR
       (The Regency at Glen Cove) ETM Ser 92B
       Zero coupon, 10/15/19(a).................       10,000         3,451,300
Aaa    Horseheads GNMA CCRC
       (Appleridge Retrmt Cmmty) Ser 99
       5.75%, 9/01/41(a)........................        4,000         4,099,840
A      Monroe Cnty
       (Tobacco Settlement Bonds) Ser 00
       6.375%, 6/01/35..........................        9,000         9,082,620
AAA    Nassau Cnty Hlth Fac
       (Nassau Hlth Sys Rev) FSA Ser 99
       5.75%, 8/01/29...........................       10,000        10,375,300
AAA    Troy Hsg Dev Corp
       MFHR (TUR) FHA Ser 90C
       8.10%, 2/01/24...........................        1,410         1,480,303
AAA    Yonkers Ind Dev Agy Hlth Fac
       (Malotz Pavil Proj) MBIA Ser 99
       5.65%, 2/01/39...........................        3,300         3,341,613
                                                                ---------------
                                                                     31,830,976
                                                                ---------------

       Ohio-4.0%
AAA    Akron Higher Ed
       (Univ of Akron) FGIC Ser 99
       5.75%, 1/01/29...........................        3,000         3,109,980
AAA    Summit Cnty GO
       FGIC Ser 00
       6.00%, 12/01/21..........................        5,000         5,368,400
                                                                ---------------
                                                                      8,478,380
                                                                ---------------

       Pennsylvania-0.6%
A      Allegheny Cnty Hgr Ed Auth
       Ed Fac (Thiel College) ACA Ser 99A
       5.375%, 11/15/19.........................        1,300         1,198,483
                                                                ---------------

       Rhode Island-4.0%
AA     Rhode Island Eco Dev Auth
       (Providence Place Mall Proj)
       Asset Gty Ser 00
       6.125%, 7/01/20..........................        8,000         8,344,320
                                                                ---------------


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       Texas-1.6%
AAA    Amarillo Hosp Rev
       (High Plains Baptist) FSA Ser 92B
       9.24%, 1/03/22(b)........................      $ 3,200   $     3,471,104
                                                                ---------------

       Total Long Term Municipal Bonds
          (cost $193,428,951)...................                    200,778,035
                                                                ---------------

       Short Term Municipal Notes(c)-3.6%
       Georgia-2.2%
A-1+   Georgia Local Govt MBIA
       (P-Floats Pt 1060)
       4.26%, 6/01/28...........................        4,495         4,495,000
                                                                ---------------

       Illinois-1.4%
A-1    Illinois Hsg Auth MFHR
       (Lakeshore Plaza) MBIA Ser 00A
       4.25%, 7/01/27...........................        3,000         3,000,000
                                                                ---------------

       Total Short Term Municipal Notes
          (cost $7,495,000).....................                      7,495,000
                                                                ---------------

       Total Investments-99.4%
          (cost $200,923,951)...................                    208,273,035
       Other assets less liabilities-0.6%.......                      1,339,035
                                                                ---------------

       Net Assets-100%..........................                $   209,612,070
                                                                ===============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 27

------------------------
NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.2%

       Long Term Municipal Bonds-97.8%
       New York-95.3%
Baa1   Cattaraugus Cnty
       Hgr Ed (Jamestown CC) Ser 00A
       6.50%, 7/01/30(a)........................      $ 1,000   $     1,043,460
BBB+   Essex Cnty IDR
       (Int'l Paper) Ser 95A AMT
       5.80%, 12/01/19..........................        7,000         6,890,240
Aaa    Glen Cove IDR
       (The Regency at Glen Cove) Ser 92B ETM
       Zero coupon, 10/15/19(a).................       25,010         8,631,701
BBB-   Herkimer Cnty IDR
       Hgr Ed (Herkimer CC Stud Hsg) Ser 00
       6.50%, 11/01/30..........................        1,300         1,324,232
AAA    Long Island Power Auth
       (Elec Rev) FSA Ser 01A
       5.25%, 9/01/28...........................       10,000         9,870,600
A      Monroe Cnty
       (Tobacco Settlement Bonds) Ser 00
       6.375%, 6/01/35..........................       10,000        10,091,800
Aa1    Monroe Cnty IDR
       (Southview Towers Proj) Ser 00 AMT
       6.25%, 2/01/31(a)........................        1,130         1,198,354
A-     Nassau Cnty NYS
       (Tobacco Settlement Bonds) Ser 99-1
       6.60%, 7/15/39...........................       43,555        44,757,554
A      New York
       (Tobacco Settlement) TSASC Ser 99-1
       6.375%, 7/15/39..........................       36,475        37,583,110
A      New York City GO
       Ser 93D
       8.614%, 8/01/14..........................       10,000        10,771,900
A      New York City GO
       Ser 96-J
       6.00%, 2/15/24...........................       11,200        11,793,152
Baa3   New York City IDR
       (American Airlines) Ser 90 AMT
       5.40%, 7/01/20(a)........................        3,500         3,223,465
BBB-   New York City IDR
       (American Airlines) Ser 94 AMT
       6.90%, 8/01/24...........................       11,400        11,885,526
BBB+   New York City IDR
       (British Airways) Ser 98 AMT
       5.25%, 12/01/32..........................        3,195         2,852,560


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

A      New York City IDR
       (Terminal One LP) Ser 94 AMT
       6.125%, 1/01/24..........................      $18,050   $    18,596,373
AA+    New York City Trans Fin Auth
       Ser 2000B
       6.00%, 11/15/29..........................        6,000         6,465,600
A      New York City Trust Cultural Resources
       (Museum American Folk Art) Ser 00 ACA
       6.125%, 7/01/30..........................        4,900         4,964,190
A      New York GO
       Ser 97A
       6.25%, 8/01/17...........................       15,500        16,569,500
A      New York State Counties
       (Tobacco Settlement Bonds) Ser 00B
       5.80%, 6/01/23...........................        5,000         5,095,250
       6.625%, 6/01/42..........................       10,000        10,216,700
AAA    Niagara Frontier Trans
       Arpt Rev (Gtr Buffalo Int'l)
       AMBAC Ser 94A AMT
       6.25%, 4/01/24...........................       16,125        16,902,870
AAA    Niagara Frontier Trans Rev
       (Buffalo Niagara) MBIA AMT
       5.625%, 4/01/29..........................        2,500         2,519,700
AAA    NYS Dorm Auth
       Hlth Fac (Eger Rehab Ctr) FHA
       6.10%, 8/01/37...........................        4,250         4,531,393
BBB+   NYS Dorm Auth
       Hosp Rev (Mount Sinai) Ser 00
       6.50%, 7/01/25...........................       10,000        10,538,600
AAA    NYS Energy Res & Dev Auth
       (Brooklyn Union Gas) MBIA AMT
       7.488%, 7/08/26..........................        6,000         6,089,880
A-     NYS Energy Res & Dev Auth
       (Long Island Ltg Co) Ser 95A AMT
       5.30%, 8/01/25...........................        7,500         7,329,225
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26...........................        9,800        10,326,848
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 88A AMT
       5.95%, 12/01/27..........................        6,700         6,882,843
BBB-   NYS Envir Fac Auth IDR
       (Occidental Petroleum) Ser 93A AMT
       5.70%, 9/01/28...........................        1,500         1,426,260


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 29

------------------------
NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    NYS HFA MFHR
       (Erie/Monroe Cnty Proj)
       AMBAC Ser 89B AMT
       7.55%, 11/01/29..........................      $ 5,870   $     5,928,700
Aa1    NYS HFA MFHR
       (Secured Mtg) Ser 01D AMT
       5.50%, 8/15/33(a)........................        1,000           976,300
Aa1    NYS Hsg Fin Agy MFHR
       (Secured Mtg) Ser 01C AMT
       5.45%, 8/15/32(a)........................        3,500         3,417,540
Aa1    NYS Mtg Agy
       SFMR (Homeowner Mtg) Ser 84 AMT
       5.95%, 4/01/30(a)........................       26,015        26,507,984
Aa1    NYS Mtg Agy
       SFMR Ser 46 AMT
       6.65%, 10/01/25(a).......................       17,485        18,217,971
AAA    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 24 AMT
       6.125%, 10/01/30.........................       21,555        22,199,710
Aaa    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 29 AMT
       5.45%, 4/01/31(a)........................       20,000        19,594,200
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 42 AMT
       6.65%, 4/01/26(a)........................        4,500         4,674,780
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 82 AMT
       5.65%, 4/01/30(a)........................        7,000         7,013,510
A+     Onondaga Cnty IDR
       (Anheuser Busch) Ser 99 AMT
       6.25%, 12/01/34..........................        3,500         3,709,300
AAA    Onondaga Cnty PCR
       (Bristol-Myers Squibb) AMT
       5.75%, 3/01/24...........................        4,000         4,166,000
AA-    Port Auth of NY & NJ
       Cons Rev (95th Ser) AMT
       6.125%, 7/15/29..........................       16,075        16,638,268
AAA    Port Auth of NY & NJ
       Cons Rev (96th Ser) FGIC AMT
       6.60%, 10/01/23..........................        1,660         1,760,031
AAA    Port Auth of NY & NJ
       (JFK Int'l Proj) MBIA Ser 97-6 AMT
       5.75%, 12/01/22..........................        9,205         9,532,054
NR     Suffolk County IDR
       (Nissequogue Cogen Fac) Ser 98 AMT
       5.50%, 1/01/23...........................        7,300         6,488,167
AAA    Troy Hsg Dev Corp MFHR
       (Ninth St#2) FHA Ser 90B
       8.10%, 2/01/24...........................        1,115         1,170,594


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

A1     Ulster Cnty
       (Tobacco Settlement Bonds) Ser 01
       Zero coupon, 6/01/25(a)..................      $ 1,690   $     1,390,245
       Zero coupon, 6/01/40(a)..................        1,630           908,024
       6.00%, 6/01/40(a)........................        1,000           973,510
                                                                ---------------
                                                                    445,639,774
                                                                ---------------

       Pennsylvania-0.7%
BB-    New Morgan IDA Solid Waste
       (Browning-Ferris) Ser 94 AMT
       6.50%, 4/01/19...........................        3,200         3,069,280
                                                                ---------------

       Texas-1.8%
BB     Houston Arpt Fac Rev
       (Continental Airlines) Ser 97B AMT
       6.125%, 7/15/27..........................        8,000         7,146,320
BB     Houston Arpt Fac Rev
       (Continental Airlines) Ser 98C AMT
       5.70%, 7/15/29...........................        1,800         1,485,090
                                                                ---------------
                                                                      8,631,410
                                                                ---------------

       Total Long Term Municipal Bonds
          (cost $437,454,068)...................                    457,340,464
                                                                ---------------

       Short Term Municipal Note-0.4%
       New York-0.4%
A-1+   New York City GO
       Ser 94A-9
       4.00%, 8/01/18(c)
       (cost $1,800,000)........................        1,800         1,800,000
                                                                ---------------

       Total Investments-98.2%
          (cost $439,254,068)...................                    459,140,464
       Other assets less liabilities-1.8%.......                      8,284,211
                                                                ---------------

       Net Assets-100%..........................                $   467,424,675
                                                                ===============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 31

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.1%

       Long Term Municipal Bonds-93.8%
       California-92.0%
BBB+   Assoc Bay Area Gov Hosp Rev
       (Sharp Medical) Ser A
       6.125%, 8/15/20..........................      $22,000   $    22,092,180
AAA    Assoc Bay Area Gov MFHR
       (Civic Cntr Dr Apt) FSA Ser 99-A AMT
       5.875%, 3/01/32..........................       16,880        17,240,388
AAA    California GO
       (Veterans Housing) AMBAC Ser 95 AMT
       6.20%, 12/01/32..........................        3,000         3,211,230
       6.375%, 2/01/27..........................        4,835         4,867,443
       6.40%, 2/01/20...........................       16,070        16,092,659
AAA    California GO
       (Veterans Housing) FSA Ser 01 AMT
       5.60%, 12/01/19..........................        9,180         9,180,000
       5.65%, 12/01/24..........................       12,000        12,000,000
       5.70%, 12/01/28..........................        6,000         6,000,000
A+     California GO
       (Veterans Housing) Ser 00BJ9/10 AMT
       6.00%, 12/01/24..........................        7,000         7,168,000
       6.05%, 12/01/32..........................        8,000         8,346,320
AAA    California HFA MFHR
       (Home Mtg Rev) MBIA Ser 91A AMT
       7.20%, 2/01/26...........................        3,450         3,527,936
AAA    California HFA MFHR
       (Home Mtg Rev) MBIA Ser 91C AMT
       7.00%, 8/01/23...........................        1,475         1,517,229
AAA    California HFA MFHR
       (Home Mtg Rev) MBIA Ser 97I AMT
       5.75%, 2/01/29...........................       14,075        14,202,238
A+     California HFA MFHR
       (Home Mtg Rev) Ser 92A AMT
       6.50%, 2/01/14...........................        4,865         5,046,075
AAA    California HFA SFMR
       (Home Mtg Rev) FHA Ser 95A-2 AMT
       6.45%, 8/01/25...........................        9,725        10,051,079
AAA    California HFA SFMR
       (Home Mtg Rev) FHA Ser 96R AMT
       6.15%, 8/01/27...........................        3,285         3,392,814
AA     California HFA SFMR
       (Home Mtg Rev) FHA Ser 99A-2 AMT
       5.25%, 8/01/26...........................        7,300         6,946,753


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    California HFA SFMR
       (Home Mtg Rev) MBIA Ser 97M AMT
       5.60%, 8/01/29...........................      $ 4,350   $     4,306,935
AA-    California HFA SFMR
       (Home Mtg Rev) Ser 91G AMT
       7.05%, 8/01/27...........................        2,230         2,279,528
AA-    California HFA SFMR
       (Home Mtg Rev) Ser 94E AMT
       6.70%, 8/01/25...........................        4,570         4,770,258
A+     California Hlth Fac Fin Auth
       (Sutter Health) Ser 00A
       6.25%, 8/15/35...........................       10,730        11,251,478
AAA    California Hsg Fin Agy SFMR
       (Home Mtg Rev) FSA Ser 01
       Zero coupon, 8/01/31.....................       18,820         9,171,386
AAA    California Hsg Fin Agy SFMR
       (Home Mtg Rev) MBIA Ser J AMT
       5.40%, 8/01/28...........................        6,345         6,125,209
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23..........................       36,745        29,397,102
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93B AMT
       5.85%, 12/01/23..........................       41,650        33,318,751
AAA    California Poll Ctl Fin Auth
       (So Calif Edison) MBIA Ser 99C AMT
       5.55%, 9/01/31...........................        7,950         7,656,168
CC     California Poll Ctl Fin Auth
       (So Calif Edison) Ser 92B AMT
       6.40%, 12/01/24..........................        9,280         7,980,800
A      California Poll Ctl Fin Auth
       (Tracy Material Recovery)
       ACA Ser 99A AMT
       5.70%, 8/01/14...........................        3,670         3,741,565
Aaa    California Poll Ctl Fin Auth PCR
       (Pacific Gas & Elec) MBIA Ser 96 AMT
       5.35%, 12/01/16(a).......................       15,500        15,274,010
AAA    California Rural MFA SFMR
       (Mortgage Revenue)
       GNMA/FNMA Ser 00B AMT
       6.25%, 12/01/31..........................        2,280         2,360,986
AAA    California Rural MFA SFMR
       (Mortgage Revenue)
       GNMA/FNMA Ser 00D AMT
       6.00%, 12/01/31..........................        5,685         5,927,749


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 33

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    California Rural MFA SFMR
       (Mortgage Revenue)
       GNMA/FNMA Ser 99A AMT
       5.40%, 12/01/30..........................      $ 2,000   $     1,976,600
AAA    California Rural MFA SFMR
       (Mortgage Revenue) MBIA Ser 99A AMT
       5.40%, 12/01/30..........................        4,905         4,826,471
NR     California Statewide Comm Dev Auth
       COP Ed Fac
       (Sonoma Cntry Day Sch) Ser 99
       6.00%, 1/01/29...........................       14,000        13,739,320
NR     California Statewide Comm Dev Auth
       COP Ed Fac
       (Wildwood Elem School) Ser 01
       7.00%, 11/01/29..........................        8,000         7,999,920
NR     California Statewide Comm Dev Auth
       Ed Fac
       (Drew College Prep) Ser 00
       7.25%, 10/01/30..........................        8,000         8,454,320
NR     California Statewide Comm Dev Auth
       Ed Fac
       (Live Oak School) Ser 00
       6.75%, 10/01/30..........................        6,000         6,000,000
AAA    California Statewide Comm Dev Auth
       MFHR
       (Santa Paula Vlg Apt)
       FNMA Ser 98D AMT
       5.43%, 5/01/28...........................        2,090         2,052,234
NR     California Statewide Comm Dev Auth
       (San Diego Space & Science Fndn) Ser 96
       7.50%, 12/01/16..........................        3,210         3,635,550
BB+    California Statewide Comm Dev Auth
       (United Airlines) Ser 97 AMT
       5.625%, 10/01/34.........................       12,500        11,065,625
NR     California Statewide Comm Dev Auth
       (Windward Sch) Ser 99
       6.90%, 9/01/23...........................        2,000         2,105,000
AAA    Castaic Lake Wtr Agy
       (Wtr Sys Imp Proj) MBIA Ser 01A
       5.20%, 8/01/30...........................        4,625         4,515,943
A-     Central Calif Joint Powers
       (Central Calif Comm Hosp) Ser 00
       6.00%, 2/01/30...........................       14,000        14,377,860
NR     Chino Comm Fac Dist
       #99-1 (Spectrum West) Ser 99
       6.35%, 9/01/29...........................        3,450         3,455,624
NR     Chino Hills Comm Fac Dist
       (Fairfield Ranch) Ser 00
       6.95%, 9/01/30...........................        5,200         5,471,752


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    Chino Redev Agy
       Special Tax AMBAC Ser 01A
       5.125%, 9/01/30..........................      $ 4,360   $     4,209,013
AAA    Chino Redev Agy
       Special Tax AMBAC Ser 01B
       1.00%, 9/01/30...........................        5,540         5,449,975
AA-    Chula Vista PCR
       (San Diego Gas & Elec) Ser 92A AMT
       6.40%, 12/01/27..........................       28,240        28,833,605
Aaa    Contra Costa Cnty MFHR
       (Byron Park Proj) GNMA Ser 93A AMT
       6.40%, 1/20/31(a)........................       11,860        12,422,638
NR     Corona Comm Fac Dist
       #97-2 (Eagle Glen) Ser 98
       5.875%, 9/01/23..........................        3,260         3,178,630
NR     Corona Comm Fac Dist
       #97-2 (Eagle Run) Ser 98
       5.875%, 9/01/23..........................        3,345         3,261,509
AAA    Cucamonga Cnty COP
       (Wtr Dist) FGIC Ser 01
       5.125%, 9/01/35..........................        5,000         4,800,950
AA     El Centro Fin Auth Hosp Rev
       (El Centro Med Ctr) Ser 01
       5.375%, 3/01/26..........................       18,000        17,695,800
NR     Encinitas Comm Fac Dist
       #1 (Encinitas Ranch) Ser 98A
       6.00%, 9/01/30...........................       16,170        15,776,422
NR     Encinitas Rec Rev
       (Encinitas Ranch Golf Course) Ser 96A
       7.75%, 9/01/26...........................       10,535        11,327,653
NR     Fontana Comm Fac Dist
       #11 (Heritage West End) Ser 99A
       6.50%, 9/01/27...........................          670           685,544
       6.50%, 9/01/28...........................        9,150         9,362,280
NR     Fontana Comm Fac Dist
       #12 (Sierra Lakes) Ser 99
       6.625%, 9/01/30..........................        7,250         7,464,890
AAA    Fremont MFHR
       (Regency Square Apts) FHA Ser 86A AMT
       7.75%, 11/01/28..........................        1,240         1,285,892
AAA    Garden Grove MFHR
       (Tudor Grove) GNMA Ser 89 AMT
       7.25%, 5/20/32...........................        7,040         7,162,778
NR     Kern Cnty Comm Fac Dist
       #00-1 (Tejon Ranch) Ser 00A
       7.20%, 9/01/30...........................        5,815         6,280,083
       7.20%, 9/01/30...........................        4,110         4,438,718
NR     La Verne Comm Fac Dist
       # 88-1 Spec Tax Ser 98
       5.875%, 3/01/14..........................        6,475         6,516,440


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 35

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AA-    Long Beach Port Fac
       (Harbor Rev) Ser 93 AMT
       5.125%, 5/15/18..........................      $17,325   $    16,949,221
AAA    Los Angeles Cnty Arpt
       (Ontario Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 5/15/22...........................       12,780        13,529,547
NR     Los Angeles Cnty Comm Fac Dist #92-1
       (Castaic Union SD/Northlake Proj) Ser 92
       9.00%, 10/01/19..........................        6,910         7,339,457
BB     Los Angeles Comm Redev MFHR
       (Grand Ctrl Proj) Ser 93A AMT
       5.85%, 12/01/26..........................        4,030         3,905,191
AAA    Los Angeles Harbor Rev
       MBIA Ser 96B AMT
       6.20%, 8/01/25...........................       10,000        10,724,200
AA     Los Angeles Harbor Rev
       Ser 96B AMT
       5.375%, 11/01/23.........................       13,250        13,088,217
AAA    No Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA Ser 93A
       6.173%, 4/29/24(b).......................       21,750        22,090,387
NR     Novato Comm Fac Dist
       #94-1 (Hamilton Field) Ser 95 ETM
       7.375%, 9/01/25..........................       10,890        11,543,618
NR     Ontario Calif Ltd. Asses Dist
       #107 (Calif Commerce Ctr So)
       7.70%, 9/02/10...........................        6,130         6,329,654
AAA    Orange Cnty Arpt Rev
       (John Wayne Int'l) MBIA Ser 93 AMT
       5.50%, 7/01/18...........................        4,500         4,571,460
NR     Orange Cnty Comm Fac Dist
       # 99-1 (Ladera Ranch) Ser 99A
       6.70%, 8/15/29...........................        3,000         3,152,010
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Corr Agy) Ser 95A ETM
       Zero coupon, 1/01/24.....................       10,255         2,933,443
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Corr) Ser 95A ETM
       Zero coupon, 1/01/25.....................       15,000         4,041,600
       Zero coupon, 1/01/27.....................       10,000         2,405,700
       Zero coupon, 1/01/28.....................       10,000         2,269,800
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Transp Corr Agy)
       Ser 95A ETM
       Zero coupon, 1/01/30.....................       27,935         5,673,319


--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       Ser 93 ETM
       Zero coupon, 1/01/17.....................      $16,000   $     6,956,160
       Zero coupon, 1/01/19.....................       20,000         7,658,198
       Zero coupon, 1/01/20.....................       20,000         7,187,398
       Zero coupon, 1/01/21.....................       20,000         6,778,000
       Zero coupon, 1/01/23.....................       35,000        10,602,550
       Zero coupon, 1/01/25.....................       18,100         4,876,864
AAA    Palm Springs COP
       Ser 91B ETM
       Zero coupon, 4/15/21.....................       64,500        20,937,345
AAA    Palm Springs Fin Auth Arpt Rev
       (Palm Springs Regional Arpt)
       MBIA Ser 92 AMT
       6.00%, 1/01/22...........................        6,860         7,084,116
A-     Placer Cnty Res Rec
       (Wtrn Placer Wst Mgmt) Ser 94 AMT
       6.75%, 7/01/14...........................        5,800         6,206,232
AAA    Port of Oakland
       MBIA Ser 92E AMT
       6.40%, 11/01/22..........................       23,370        24,633,850
       6.50%, 11/01/16..........................        8,000         8,439,360
BBB+   Port of Oakland Spec Fac
       (Mitsui OSK Lines) Ser 92A AMT
       6.80%, 1/01/19...........................        3,700         3,836,530
NR     Rancho Santa Fe Comm Fac Dist 1
       (Santa Fe Vly) Ser 00
       6.60%, 9/01/20...........................        1,135         1,127,520
       6.70%, 9/01/30...........................       12,175        12,127,031
NR     Riverside Cnty Asses Dist
       #161 (Winchester Prop) Ser 94C
       10.00%, 9/02/14..........................        4,640         5,522,992
NR     Riverside Comm Fac Dist
       #89-1 (MTN Cove) Ser 00
       6.50%, 9/01/25...........................        3,390         3,356,914
NR     Riverside Comm Fac Dist
       #90-1 (Highlander Proj) Ser 91A
       8.50%, 9/01/15...........................        2,000         2,062,600
NR     Roseville Comm Fac Dist
       #1 (Highland Reserve North) Ser 99
       6.30%, 9/01/25...........................       10,000        10,089,500
NR     Roseville Comm Fac Dist
       #1 (Woodcreek East) Ser 00
       6.375%, 9/01/27..........................        1,710         1,722,842
NR     Roseville Comm Fac Dist
       #1 (Woodcreek West) Ser 99
       6.70%, 9/01/25...........................        3,000         3,105,870


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 37

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

NR     Sacramento Calif Con Ctr Hotel
       (Sheraton Grand) Ser 99A
       6.25%, 1/01/30...........................      $13,000   $    12,861,810
AAA    Sacramento Cnty Arpt Sys Rev
       MBIA Ser 96A AMT
       5.90%, 7/01/24...........................        5,050         5,295,582
AAA    Sacramento Cnty Hsg Auth MFHR
       (Cottage Estates) FNMA Ser 00B AMT
       6.00%, 2/01/33...........................        5,300         5,507,972
NR     Sacramento Cnty Hsg Auth MFHR
       (Verandas Apts) FNMA Ser 00H AMT
       5.70%, 3/01/34...........................        2,875         2,862,465
NR     Sacramento Comm Fac Dist
       #97-01 (N Natomas) Ser 00B
       7.25%, 9/01/30...........................        5,400         5,866,776
NR     Sacramento Comm Fac Dist
       #97-01 (No Natomas Proj) Ser 97A
       6.70%, 9/01/17...........................        6,415         6,654,664
       6.75%, 9/01/27...........................        9,370         9,719,501
NR     Sacramento Comm Fac Lease Rev
       (No Natomas Proj) Ser 99A
       6.25%, 9/01/23...........................        7,435         7,472,101
AAA    Sacramento Municipal Util Dist
       FGIC Ser 92A
       8.97%, 8/15/18(b)........................        1,000         1,075,230
NR     San Clemente Assesment Dist
       #98-1 Ser 99
       6.05%, 9/02/28...........................        2,750         2,685,128
AAA    San Diego HFA MFHR
       (Rental Hsg Rev)
       GNMA/FNMA Ser 98C AMT
       5.25%, 1/20/40...........................        6,380         6,075,993
AAA    San Diego Hsg Auth MFHR
       (Vista La Rosa Apt) GNMA Ser 00A AMT
       6.00%, 7/20/41...........................       10,230        10,518,179
AAA    San Francisco City & Cnty Int'l Arpt
       AMBAC Ser 94 II-6 AMT
       6.60%, 5/01/24...........................        5,000         5,359,650
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 94 II-5 AMT
       6.50%, 5/01/24...........................       11,000        11,760,870
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 96-II AMT
       6.25%, 5/01/26...........................        7,000         7,412,440
AAA    San Francisco City & Cnty Int'l Arpt
       FSA Ser 00A AMT
       6.125%, 1/01/27..........................        1,500         1,611,645
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 10A AMT
       5.70%, 5/01/26...........................        8,885         9,095,663


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    San Francisco Cty & Cnty Int'l Arpt
       MBIA Ser 93 AMT
       6.20%, 5/01/20...........................      $ 5,580   $     5,844,715
A      San Francisco Univ Ed Fac
       (Student Hsg Rev) ACA Ser 99
       5.25%, 7/01/32...........................        5,000         4,379,900
AAA    San Jose Arpt Rev
       (San Jose Arpts) FGIC Ser 93 AMT
       5.70%, 3/01/18...........................        8,825         9,030,975
NR     Santa Margarita Wtr Fac Dist
       #99-1 (Talega) Ser 99
       6.25%, 9/01/29...........................        4,545         4,585,814
NR     Santa Margarita Wtr Fac Dist
       #99-1 (Talega) Ser 99-1
       6.20%, 9/01/20...........................        5,330         5,386,125
       6.25%, 9/01/29...........................       22,800        22,831,920
AA     So Calif HFA SFMR
       GNMA/FNMA Ser 91B AMT
       6.90%, 10/01/24..........................        1,070         1,095,562
AAA    So Calif HFA SFMR
       GNMA/FNMA Ser 92A AMT
       6.75%, 9/01/22...........................          830           850,418
AAA    So Tahoe Joint Pwr Fin Auth
       Ser 95A CAP MAC
       5.75%, 10/01/25..........................        3,000         3,140,370
NR     Stockton Calif Assmt Dist
       (West 8th St Proj) Ser 99
       6.30%, 9/02/21...........................        4,200         4,267,200
BBB+   Westminster Redev Agy MFHR
       (Rose Garden Apt) Ser 93A AMT
       6.75%, 8/01/24...........................        4,300         4,442,760
NR     Winchester Hills Comm Fac Dist
       #98-1 (Winchester Hills) Ser 98A
       6.30%, 9/01/18...........................        4,555         4,637,764
       6.375%, 9/01/28..........................        6,700         6,741,875
AAA    Yolo Cnty Hsg Auth MFHR
       (Waggener Ranch Apts) FHA Ser 91 AMT
       7.00%, 10/01/33..........................        8,960         9,385,958
NR     Yorba Linda Rec Rev
       (Black Gold Golf Proj) Ser 00
       7.50%, 10/01/30..........................        9,390         9,863,256
                                                                ---------------
                                                                  1,027,452,285
                                                                ---------------

       Puerto Rico-1.8%
AA     Puerto Rico Ind Fin Auth Hlth Fac
       (Ascension Hlth) Ser 00A
       6.125%, 11/15/30.........................        4,500         4,726,170


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 39

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

A      Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund)
       6.00%, 7/01/26...........................      $14,500   $    15,078,550
                                                                ---------------
                                                                     19,804,720
                                                                ---------------

       Total Long Term Municipal Bonds
          (cost $1,008,103,689).................                  1,047,257,005
                                                                ---------------

       Short-Term Municipal Bonds(c)-4.3%
A-1    Auburn Union School District COP
       (Capital Improvement Project) Ser 97
       4.10%, 12/01/23..........................        1,200         1,200,000
A-1+   Los Angeles Conven & Exhib Ctr
       Ser 162 MBIA
       4.17%, 8/15/04...........................        5,075         5,075,000
NR     Los Angeles Depart of Wtr & Pwr
       (Trust Rects) MBIA Ser JPMC-1
       4.15%, 1/01/09...........................       12,995        12,995,000
A-1+   Southern Calif Wtr Works
       (Wtr Rev) AMBAC Ser 96A
       4.00%, 6/01/23...........................       28,030        28,030,000
                                                                ---------------

       Total Short-Term Municipal Bonds
          (cost $47,300,000)....................                     47,300,000
                                                                ---------------

       Total Investments-98.1%
          (cost $1,055,403,689).................                  1,094,557,005
       Other assets less liabilities-1.9%.......                     21,696,860
                                                                ---------------

       Net Assets-100%..........................                $ 1,116,253,865
                                                                ===============

See foonote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

       California Municipal Bonds-103.1%

       Long Term Municipal Bonds-100.0%
AAA    California GO
       (Veterans Housing) FSA Ser 01
       5.60%, 12/01/32..........................      $ 7,000   $     6,979,070
AAA    California HFA MFHR
       (Home Mtg Rev) AMBAC Ser 95A
       6.25%, 2/01/37...........................        5,000         5,185,600
A      California Infra & Eco Dev Bank
       (American Ctr/Win Food & Arts)
       ACA Ser 99
       5.75%, 12/01/24..........................        5,000         4,818,650
       5.80%, 12/01/29..........................       10,715        10,324,117
AAA    Capistrano Sch Dist GO
       FGIC Ser 00A
       6.00%, 8/01/24...........................        1,550         1,669,071
AAA    Capistrano Sch Dist GO
       FSA Ser 01B
       Zero coupon, 8/01/20.....................        8,465         2,940,826
       Zero coupon, 8/01/25.....................       16,000         4,076,640
AAA    Castaic Lake Wtr Agy
       (Wtr Sys Imp Proj) AMBAC Ser 99A
       Zero coupon, 8/01/28.....................       10,445         2,241,079
       Zero coupon, 8/01/29.....................       10,445         2,112,188
AAA    Coronado Comm Dev Proj Tax Alloc
       FSA Ser 96
       6.00%, 9/01/26...........................        8,700         9,328,662
AAA    Fontana Pub Fin Auth Tax Alloc
       (No Fontana) MBIA Ser 93A
       5.625%, 9/01/24..........................        8,805         9,025,829
AAA    Glendale Hlth Fac
       (Glendale Mem Hosp)
       CONNIE LEE Ser 95A
       5.60%, 11/15/25..........................        2,000         2,033,820
AAA    La Mirada Tax Alloc
       (Commercial Redev) FSA Ser 95B
       5.90%, 8/15/24...........................        5,000         5,272,700
Aa     Lancaster Redev Agy MFHR
       (High Valley Apartments) FHA Ser 96A
       6.00%, 6/01/27(a)........................        4,170         4,271,957
AAA    Long Beach
       (Aquarium of the Pacific Proj)
       AMBAC Ser 01
       5.25%, 11/01/30..........................        7,000         6,886,530


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 41

----------------------------
INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
----------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    Los Angeles Comm Redev Tax Alloc
       (Bunker Hill Proj) FSA Ser 93H
       5.60%, 12/01/28..........................      $ 4,000   $     4,048,040
AAA    Los Angeles Dept of Wtr & Pwr
       Elec Rev MBIA Ser 01A
       5.00%, 7/01/24...........................       18,900        17,954,055
AAA    Mojave Wtr Agy Imp Dist M
       (Morongo Basin Pipeline) FGIC Ser 96
       5.80%, 9/01/22...........................       10,000        10,610,900
AAA    Orange Cnty COP
       (Loma Ridge Data Ctr Proj) AMBAC
       6.00%, 6/01/21...........................        1,000         1,060,980
AAA    Orange Cnty Recovery Certificates
       MBIA Ser 96A
       6.00%, 7/01/26...........................        3,000         3,218,160
AAA    Orange Cnty Sr Lien ETM
       (San Joaquin Hills Transp Corr) MBIA
       Zero coupon, 1/15/36.....................       23,665         3,293,221
AAA    Rancho Wtr Dist Fin Auth
       AMBAC Ser 91 Pre-refunded
       9.574%, 8/17/21(b).......................        3,000         3,189,840
AAA    Redding COP
       (Elec Sys Rev) MBIA Ser 92A
       9.156%, 7/01/22..........................        2,000         2,515,360
AAA    Riverside Cnty Spec Tax
       (Jurupa Valley) AMBAC Ser 01
       5.125%, 10/01/35.........................        5,000         4,778,300
       5.25%, 10/01/35..........................       10,000         9,675,100
NR     Roseville CFD# 1
       (No Central Roseville) Ser 99
       5.80%, 9/01/17...........................        9,250         9,124,477
AAA    Sacramento Muni Util Dist
       FGIC Ser 92A
       8.97%, 8/15/18(b)........................        1,500         1,612,845
AAA    Sacramento Muni Util Dist
       MBIA Ser 93E
       5.75%, 5/15/22...........................        5,000         5,211,400
AAA    San Bernardino Cnty Redev
       (Ontario Proj#1) MBIA Ser 93 ETM
       5.80%, 8/01/23...........................        2,000         2,079,700
A      San Francisco St Univ
       Ed Fac (Student Hsg Rev) ACA Ser 99
       5.25%, 7/01/32...........................       12,750        11,168,745
AAA    So Tahoe
       (Joint Pwr Fin Auth) Ser 95A CAP MAC
       5.75%, 10/01/25..........................        1,500         1,570,185
A+     State Hlth Fac Fin Auth
       (Sutter Health) Ser 00A
       6.25%, 8/15/35...........................        5,750         6,029,450


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                 (000)             Value
--------------------------------------------------------------------------------

AAA    Univ of California Regents Hosp Rev
       (UCLA Med Ctr) MBIA Ser 94
       5.50%, 12/01/20..........................      $ 1,685   $     1,712,129
                                                                ---------------

       Total Long Term Municipal Bonds
          (cost $172,107,987)...................                    176,019,626
                                                                ---------------

       Short Term Municipal Notes(c)-3.1%
A-1+   Southern Calif Wtr Works
       (Wtr Rev) AMBAC Ser 96A
       4.00%, 6/01/23...........................        2,500         2,500,000
A-1+   State of California
       (General Obligation Putter 142)
       4.17%, 12/01/23..........................        3,000         3,000,000
                                                                ---------------

       Total Short Term Municipal Notes
          (cost $5,500,000).....................                      5,500,000
                                                                ---------------

       Total Investments-103.1%
          (cost $177,607,987)...................                    181,519,626
       Other assets less liabilities-(3.1%).....                     (5,432,055)
                                                                ---------------

       Net Assets-100%..........................                $   176,087,571
                                                                ===============

See foonote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 43

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

(a) Moody's or Fitch Rating.

(b) Inverse floater security - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

    Glossary of Terms:

    ACA          American Capital Access Financial Guaranty Corporation
    AMBAC        American Municipal Bond Assurance Corporation
    AMT          Alternative Minimum Tax - (subject to)
    CAP          MAC Capital Markets Assurance Corporation
    CCRC         Congregate Care Retirement Center
    CDA          Community Development Administration
    CONNIE LEE   Connie Lee Insurance Company
    COP          Certificate of Participation
    EDA          Economic Development Authority
    ETM          Escrow to Maturity
    FGIC         Financial Guaranty Insurance Company
    FHA          Federal Housing Administration
    FHLMC        Federal Home Loan Mortgage Corporation
    FNMA         Federal National Mortgage Association
    FSA          Financial Security Assurance Inc.
    GNMA         Government National Mortgage Association
    GO           General Obligation
    HDA          Housing Development Authority
    HFA          Housing Finance Authority
    IDA          Industrial Development Authority
    IDR          Industrial Development Revenue
    MBIA         Municipal Bond Investors Assurance
    MFA          Mortgage Finance Authority
    MFHR         Multi-Family Housing Revenue
    NR           Rating not applied for
    PCR          Pollution Control Revenue
    SFMR         Single Family Mortgage Revenue
    TSASC        Tobacco Settlement Asset Securitization Corporation

    See notes to financial statements.


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2001 (unaudited)

                                                                     Insured
                                                   National          National
                                                ===============   =============
Assets
Investments in securities, at value
   (cost: $584,943,741 and $200,923,951,
   respectively)............................... $   600,659,115   $ 208,273,035
Cash  .........................................              -0-        197,873
Receivable for investment securities sold......      12,496,255              -0-
Interest receivable............................      10,073,743       3,660,288
Receivable for capital stock sold..............         431,829          95,919
                                                ---------------   -------------
Total assets...................................     623,660,942     212,227,115
                                                ===============   =============
Liabilities
Due to custodian...............................         162,307              -0-
Dividends payable..............................         869,365         242,534
Payable for capital stock redeemed.............         548,275         356,920
Distribution fee payable.......................         278,664          78,967
Advisory fee payable...........................         103,350          86,885
Payable for investment securities
   purchased...................................              -0-      1,763,554
Accrued expenses...............................         184,785          86,185
                                                ---------------   -------------
Total liabilities..............................       2,146,746       2,615,045
                                                ---------------   -------------
Net Assets..................................... $   621,514,196   $ 209,612,070
                                                ===============   =============
Composition of Net Assets
Capital stock, at par.......................... $        60,672   $      21,445
Additional paid-in capital.....................     645,978,129     211,706,945
Distributions in excess of net
   investment income...........................        (611,612)       (634,407)
Accumulated net realized loss on
   investment transactions.....................     (39,629,137)     (8,830,997)
Net unrealized appreciation of investments.....      15,716,144       7,349,084
                                                ---------------   -------------
                                                $   621,514,196   $ 209,612,070
                                                ===============   =============
Class A Shares
Net assets..................................... $   406,607,071   $ 163,087,640
                                                ---------------   -------------
Shares of capital stock outstanding............      39,684,733      16,678,269
                                                ===============   =============
Class B Shares
Net assets..................................... $   123,195,870   $  31,635,495
                                                ---------------   -------------
Shares of capital stock outstanding............      12,031,782       3,241,580
                                                ===============   =============
Class C Shares
Net assets..................................... $    91,711,255   $  14,888,935
                                                ---------------   -------------
Shares of capital stock outstanding............       8,955,153       1,525,340
                                                ===============   =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share...................................          $10.25          $ 9.78
Sales charge--4.25% of public
   offering price..............................             .45             .43
                                                      ---------        --------
Maximum offering price.........................          $10.70          $10.21
                                                      =========        ========
Class B Shares
Net asset value and offering price
   per share...................................          $10.24          $ 9.76
                                                      =========        ========
Class C Shares
Net asset value and offering price
   per share...................................          $10.24          $ 9.76
                                                      =========        ========

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 45

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                   New York        California
                                                ==============   ==============
Assets
Investments in securities, at value
   (cost: $439,254,068 and $1,055,403,689,
   respectively)............................... $  459,140,464   $1,094,557,005
Cash  .........................................        264,317               -0-
Interest receivable............................      6,757,211       16,942,539
Receivable for capital stock sold..............      2,569,994        2,105,657
Receivable for investment securities sold......             -0-       7,433,335
                                                --------------   --------------
Total assets...................................    468,731,986    1,121,038,536
                                                ==============   ==============
Liabilities
Due to custodian...............................             -0-         394,873
Dividends payable..............................        655,416        1,507,328
Payable for capital stock redeemed.............        247,877          778,239
Distribution fee payable.......................        209,830          517,635
Advisory fee payable...........................         56,741          346,762
Payable for investment securities
   purchased...................................             -0-       1,075,743
Accrued expenses...............................        137,447          164,091
                                                --------------   --------------
Total liabilities..............................      1,307,311        4,784,671
                                                --------------   --------------
Net Assets..................................... $  467,424,675   $1,116,253,865
                                                ==============   ==============
Composition of Net Assets
Capital stock, at par.......................... $       47,339   $      104,576
Additional paid-in capital.....................    459,567,486    1,113,272,515
Distributions in excess of net
   investment income...........................       (499,268)      (1,195,034)
Accumulated net realized loss on
   investment transactions.....................    (11,577,278)     (35,081,508)
Net unrealized appreciation of investments.....     19,886,396       39,153,316
                                                --------------   --------------
                                                $  467,424,675   $1,116,253,865
                                                ==============   ==============
Class A Shares
Net assets..................................... $  297,562,261   $  697,734,214
                                                --------------   --------------
Shares of capital stock outstanding............     30,142,614       65,363,560
                                                ==============   ==============
Class B Shares
Net assets..................................... $  123,048,869   $  242,909,401
                                                --------------   --------------
Shares of capital stock outstanding............     12,458,634       22,760,884
                                                ==============   ==============
Class C Shares
Net assets..................................... $   46,813,545   $  175,610,250
                                                --------------   --------------
Shares of capital stock outstanding............      4,737,479       16,451,856
                                                ==============   ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share...................................         $ 9.87           $10.67
Sales charge--4.25% of public
   offering price..............................            .44              .47
                                                        ------           ------
Maximum offering price.........................         $10.31           $11.14
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share...................................         $ 9.88           $10.67
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share...................................         $ 9.88           $10.67
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                    Insured
                                                                   California
                                                                 ==============
Assets
Investments in securities, at value (cost: $177,607,987)......   $  181,519,626
Interest receivable...........................................        2,018,070
Receivable for investment securities sold.....................          105,000
Receivable for capital stock sold.............................           78,416
                                                                 --------------
Total assets..................................................      183,721,112
                                                                 ==============
Liabilities
Due to custodian..............................................           92,920
Payable for investment securities purchased...................        6,878,352
Dividends payable.............................................          224,963
Payable for capital stock redeemed............................          222,446
Advisory fee payable..........................................           79,491
Distribution fee payable......................................           63,491
Accrued expenses..............................................           71,878
                                                                 --------------
Total liabilities.............................................        7,633,541
                                                                 --------------
Net Assets....................................................   $  176,087,571
                                                                 ==============
Composition of Net Assets
Capital stock, at par.........................................   $       12,735
Additional paid-in capital....................................      170,452,694
Distributions in excess of net investment income..............         (333,180)
Accumulated net realized gain on investment transactions......        2,043,683
Net unrealized appreciation of investments....................        3,911,639
                                                                 --------------
                                                                 $  176,087,571
                                                                 ==============
Class A Shares
Net assets....................................................   $  141,468,079
                                                                 --------------
Shares of capital stock outstanding...........................       10,232,864
                                                                 ==============
Class B Shares
Net assets....................................................   $   18,862,145
                                                                 --------------
Shares of capital stock outstanding...........................        1,363,348
                                                                 ==============
Class C Shares
Net assets....................................................   $   15,757,347
                                                                 --------------
Shares of capital stock outstanding...........................        1,138,643
                                                                 ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share................           $13.82
Sales charge--4.25% of public offering price..................              .61
                                                                         ------
Maximum offering price........................................           $14.43
                                                                         ======
Class B Shares
Net asset value and offering price per share..................           $13.84
                                                                         ======
Class C Shares
Net asset value and offering price per share..................           $13.84
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 47

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2001 (unaudited)

                                                                    Insured
                                                   National         National
                                                ==============   ==============
Investment Income
Interest....................................... $   19,062,582   $    5,717,411
                                                --------------   --------------
Expenses
Advisory fee...................................      1,932,448          641,250
Distribution fee - Class A.....................        610,266          245,770
Distribution fee - Class B.....................        596,280          145,343
Distribution fee - Class C.....................        461,418           69,977
Transfer agency................................        248,069           75,657
Custodian......................................         89,703           48,619
Administrative.................................         46,500           46,500
Audit and legal................................         31,533           19,468
Printing.......................................         30,033           10,488
Registration...................................         11,220           26,905
Directors' fees................................          3,300            3,300
Miscellaneous..................................          8,066              891
                                                --------------   --------------
Total expenses.................................      4,068,836        1,334,168
                                                --------------   --------------
Less: advisory fee waived (see note B).........     (1,314,065)         (82,192)
                                                --------------   --------------
Net expenses...................................      2,754,771        1,251,976
                                                --------------   --------------
Net investment income..........................     16,307,811        4,465,435
                                                --------------   --------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on investment
   transactions................................      7,706,602        2,725,675
Net change in unrealized appreciation/
   depreciation of investments.................     (1,673,558)       1,766,117
                                                --------------   --------------
Net gain on investments........................      6,033,044        4,491,792
                                                --------------   --------------
Net Increase in Net Assets
   from Operations............................. $   22,340,855   $    8,957,227
                                                ==============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                   New York        California
                                                ==============   ==============
Investment Income
Interest....................................... $   12,745,772   $   32,678,709
                                                --------------   --------------
Expenses
Advisory fee...................................      1,340,128        3,446,527
Distribution fee - Class A.....................        412,623        1,060,443
Distribution fee - Class B.....................        546,643        1,160,584
Distribution fee - Class C.....................        222,151          819,050
Transfer agency................................        135,934          226,960
Custodian......................................         59,749          110,687
Administrative.................................         46,500           46,500
Printing.......................................         46,339           24,886
Audit and legal................................         31,126           53,548
Registration...................................         11,734           15,386
Directors' fees................................          3,300            3,300
Miscellaneous..................................          6,042           17,446
                                                --------------   --------------
Total expenses.................................      2,862,269        6,985,317
                                                --------------   --------------
Less: advisory fee waived (see note B).........     (1,018,497)      (1,378,610)
                                                --------------   --------------
Net expenses...................................      1,843,772        5,606,707
                                                --------------   --------------
Net investment income..........................     10,902,000       27,072,002
                                                --------------   --------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on investment
   transactions................................      4,192,107         (242,777)
Net change in unrealized appreciation/
   depreciation of investments.................      2,640,320      (21,255,715)
                                                --------------   --------------
Net gain (loss) on investments.................      6,832,427      (21,498,492)
                                                --------------   --------------
Net Increase in Net Assets
   from Operations............................. $   17,734,427   $    5,573,510
                                                ==============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 49

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                     Insured
                                                                    California
                                                                   ============
Investment Income
Interest......................................................     $  4,422,054
                                                                   ------------
Expenses
Advisory fee..................................................          442,120
Distribution fee - Class A....................................          189,142
Distribution fee - Class B....................................           95,453
Distribution fee - Class C....................................           77,928
Custodian.....................................................           47,616
Administrative................................................           46,500
Transfer agency...............................................           27,528
Audit and legal...............................................           17,349
Printing......................................................            7,639
Registration..................................................            6,495
Directors' fees...............................................            3,300
                                                                   ------------
Total expenses................................................          961,070
                                                                   ------------
Net investment income.........................................        3,460,984
                                                                   ------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions..................        4,724,069
Net change in unrealized appreciation/depreciation
   of investments.............................................       (4,052,786)
                                                                   ------------
Net gain on investments.......................................          671,283
                                                                   ------------
Net Increase in Net Assets from Operations....................     $  4,132,267
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                           National
                                               ================================
                                                 Six Months
                                                    Ended          Year Ended
                                                April 30, 2001      October 31,
                                                 (unaudited)          2000
                                               ===============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income......................... $    16,307,811   $   33,651,484
Net realized gain (loss) on investment
   transactions...............................       7,706,602      (16,044,802)
Net change in unrealized appreciation/
   depreciation of investments................      (1,673,558)      22,754,536
                                               ---------------   --------------
Net increase in net assets from operations....      22,340,855       40,361,218
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A....................................     (10,986,727)     (22,655,707)
   Class B....................................      (2,814,192)      (6,230,267)
   Class C....................................      (2,187,536)      (4,765,510)
Distributions in excess of net
   investment income
   Class A....................................              -0-         (83,523)
   Class B....................................              -0-         (23,686)
   Class C....................................              -0-         (17,452)
Capital Stock Transactions
Net decrease..................................      (8,726,471)     (54,448,653)
                                               ---------------   --------------
Total decrease................................      (2,374,071)     (47,863,580)
Net Assets
Beginning of period...........................     623,888,267      671,751,847
                                               ---------------   --------------
End of period................................. $   621,514,196   $  623,888,267
                                               ===============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 51

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                        Insured National
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2001     October 31,
                                                  (unaudited)         2000
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income.......................... $    4,465,435   $    9,781,580
Net realized gain (loss) on investment
   transactions................................      2,725,675       (1,543,378)
Net change in unrealized appreciation/
   depreciation of investments.................      1,766,117        6,913,106
                                                --------------   --------------
Net increase in net assets from operations.....      8,957,227       15,151,308
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A.....................................     (3,655,388)      (7,874,196)
   Class B.....................................       (546,310)      (1,143,362)
   Class C.....................................       (263,737)        (764,022)
Distributions in excess of net
   investment income
   Class A.....................................       (253,481)        (146,286)
   Class B.....................................        (47,581)         (21,943)
   Class C.....................................        (37,668)         (14,628)
Capital Stock Transactions
Net increase (decrease)........................      4,482,211      (25,045,312)
                                                --------------   --------------
Total increase (decrease)......................      8,635,273      (19,858,441)
Net Assets
Beginning of period............................    200,976,797      220,835,238
                                                --------------   --------------
End of period.................................. $  209,612,070   $  200,976,797
                                                ==============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            New York
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2001     October 31,
                                                  (unaudited)         2000
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income.......................... $   10,902,000   $   20,264,850
Net realized gain (loss) on investment
   transactions................................      4,192,107       (6,049,723)
Net change in unrealized appreciation/
   depreciation of investments.................      2,640,320       16,013,281
                                                --------------   --------------
Net increase in net assets from operations.....     17,734,427       30,228,408
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A.....................................     (7,291,166)     (13,295,727)
   Class B.....................................     (2,496,148)      (4,916,206)
   Class C.....................................     (1,014,882)      (2,052,917)
Distributions in excess of net
   investment income
   Class A.....................................             -0-          (2,303)
   Class B.....................................             -0-            (838)
   Class C.....................................             -0-            (349)
Capital Stock Transactions
Net increase (decrease)........................     56,956,199         (747,220)
                                                --------------   --------------
Total increase.................................     63,888,430        9,212,848
Net Assets
Beginning of period............................    403,536,245      394,323,397
                                                --------------   --------------
End of period.................................. $  467,424,675   $  403,536,245
                                                ==============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 53

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          California
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2001     October 31,
                                                  (unaudited)         2000
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income.......................... $   27,072,002   $   53,592,634
Net realized loss on investment
   transactions................................       (242,777)      (8,045,764)
Net change in unrealized appreciation/
   depreciation of investments.................    (21,255,715)      36,456,520
                                                --------------   --------------
Net increase in net assets from operations.....      5,573,510       82,003,390
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A.....................................    (18,254,401)     (36,390,422)
   Class B.....................................     (5,168,983)      (9,695,886)
   Class C.....................................     (3,648,617)      (6,809,768)
Distributions in excess of net
   investment income
   Class A.....................................       (183,970)              -0-
   Class B.....................................        (74,148)              -0-
   Class C.....................................        (55,687)              -0-
Capital Stock Transactions
Net increase (decrease)........................     44,358,950       (3,946,683)
                                                --------------   --------------
Total increase.................................     22,546,654       25,160,631
Net Assets
Beginning of period............................  1,093,707,211    1,068,546,580
                                                --------------   --------------
End of period.................................. $1,116,253,865   $1,093,707,211
                                                ==============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                        Insured California
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2001     October 31,
                                                  (unaudited)         2000
                                                ==============   ==============

Increase (Decrease) in Net Assets
from Operations
Net investment income.......................... $    3,460,984   $    6,678,037
Net realized gain on investment
   transactions................................      4,724,069        1,465,571
Net change in unrealized appreciation/
   depreciation of investments.................     (4,052,786)       5,127,689
                                                --------------   --------------
Net increase in net assets from operations.....      4,132,267       13,271,297
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A.....................................     (2,811,077)      (5,222,263)
   Class B.....................................       (357,395)        (831,374)
   Class C.....................................       (292,511)        (624,400)
Distributions in excess of net
   investment income
   Class A.....................................       (163,576)         (47,123)
   Class B.....................................        (23,322)          (7,854)
   Class C.....................................        (18,204)          (5,437)
Capital Stock Transactions
Net increase (decrease)........................     25,177,492       (5,643,089)
                                                --------------   --------------
Total increase.................................     25,643,674          889,757
Net Assets
Beginning of period............................    150,443,897      149,554,140
                                                --------------   --------------
End of period.................................. $  176,087,571   $  150,443,897
                                                ==============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 55

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial state ments have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the six months ended April 30, 2001, the Adviser has agreed to waive


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 57

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

part of its advisory fee for the National, Insured National, New York, and California Portfolios. The aggregate amounts of such fee waivers were:
$1,314,065, $82,192, $1,018,497 and $1,378,610, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $46,500 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser.

Each Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $172,185; Insured National Portfolio, $45,467; New York Portfolio, $94,527; California Portfolio, $153,307 and Insured California Portfolio, $20,485 for the six months ended April 30, 2001.

In addition, for the six months ended April 30, 2001, the Fund's expenses were reduced by: National Portfolio $5,942; Insured National Portfolio $1,505; New York Portfolio $3,340; California Portfolio $6,057 and Insured California Portfolio, $1,129 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Class A, Class B and Class C shares for the six months ended April 30, 2001 as follows:

                            Front End         Contingent Deferred Sales Charges
                        Sales Charges       ------------------------------------
Portfolio                     Class A       Class A        Class B       Class C
--------------------------------------------------------------------------------
National...............     $  49,158      $  5,709      $  62,237      $  3,158
Insured National.......         8,394        10,059         15,091        39,203
New York...............         7,682         2,689         60,738         3,969
California.............        78,063        21,427        185,493        19,695
Insured California.....            -0-       14,500         14,638         6,234

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                           Class B         Class C
=========                                       ==============   =============
National....................................... $    4,572,995   $   3,889,910
Insured National...............................      2,982,026       1,329,910
New York.......................................      5,670,579       2,097,856
California.....................................      9,076,108       4,297,635
Insured California.............................      2,097,102       1,026,495

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities)


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

for the six months ended April 30, 2001 were as follows:


Portfolio                                        Purchases           Sales
=========                                      ==============    ==============
National.....................................  $ 327,259,293     $ 455,492,913
Insured National.............................     64,391,182        68,535,001
New York.....................................    249,079,741       207,492,122
California...................................    320,561,707       353,338,894
Insured California...........................    122,946,950        83,089,578

There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2001.

At April 30, 2001, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                            Gross Unrealized            Net
                                    ===============================  Unrealized
Portfolio              Tax Cost      Appreciation   (Depreciation)  Appreciation
=========           ==============  =============  ================ ============
National........... $  584,943,741   $16,356,219   $   (640,075)    $15,716,144
Insured National...    200,923,951     7,698,704       (349,620)      7,349,084
New York...........    439,254,068    20,650,745       (764,349)     19,886,396
California.........  1,055,403,689    53,827,247    (14,673,931)     39,153,316
Insured California.    177,607,987     5,073,350     (1,161,711)      3,911,639

NOTE E

Taxes

For Federal income tax purposes at October 31, 2000, the Fund had capital loss carryforwards for the following Portfolios:

                           Expiring       Expiring       Expiring      Expiring
Portfolio                   in 2003        in 2004        in 2007       in 2008
-------------------------------------------------------------------------------
National............... $        -0-   $        -0-   $27,730,378   $18,808,737
Insured National.......          -0-            -0-     8,885,723     1,593,951
New York...............   1,444,926             -0-     7,273,675     5,997,244
California.............   4,309,001      2,052,062     14,469,761    10,170,666
Insured California.....          -0-            -0-     1,653,001            -0-

NOTE F

Capital Stock

There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares.


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Transactions in capital stock were as follows:

                              --------------------------------    ---------------------------------
                                             Shares                              Amount
                              --------------------------------    ---------------------------------
                              Six Months Ended      Year Ended    Six Months Ended       Year Ended
                                April 30, 2001     October 31,      April 30, 2001      October 31,
National Portfolio                 (unaudited)            2000         (unaudited)             2000
---------------------------------------------------------------------------------------------------
Class A
Shares sold                          4,508,868        7,964,901      $  46,324,593    $  78,799,540
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       620,331        1,324,932          6,350,516       13,134,466
---------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        332,841        3,269,051          3,419,128       32,200,533
---------------------------------------------------------------------------------------------------
Shares redeemed                     (6,423,144)     (12,142,152)       (65,799,148)    (119,829,565)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                         (961,104)         416,732      $  (9,704,911)   $   4,304,974
===================================================================================================

Class B
Shares sold                          1,607,693        2,802,894      $  16,463,863    $  27,835,794
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       150,834          355,763          1,542,682        3,521,139
---------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (335,165)      (3,269,051)        (3,419,128)     (32,200,533)
---------------------------------------------------------------------------------------------------
Shares redeemed                     (1,020,800)      (3,967,533)       (10,442,700)     (39,144,848)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          402,562       (4,077,927)     $   4,144,717    $ (39,988,448)
===================================================================================================

Class C
Shares sold                            858,915        1,851,322      $   8,793,643    $  18,343,626
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       123,958          288,956          1,268,041        2,860,652
---------------------------------------------------------------------------------------------------
Shares redeemed                     (1,293,571)      (4,046,181)       (13,227,961)     (39,969,457)
---------------------------------------------------------------------------------------------------
Net decrease                          (310,698)      (1,905,903)     $  (3,166,277)   $ (18,765,179)
===================================================================================================


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                              --------------------------------    ---------------------------------
                                             Shares                              Amount
                              --------------------------------    ---------------------------------
                              Six Months Ended      Year Ended    Six Months Ended       Year Ended
                                April 30, 2001     October 31,      April 30, 2001      October 31,
Insured National Portfolio         (unaudited)            2000         (unaudited)             2000
---------------------------------------------------------------------------------------------------
Class A
Shares sold                            712,363          945,091      $   6,990,821    $   8,823,343
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       204,062          461,316          1,997,795        4,315,400
---------------------------------------------------------------------------------------------------
Shares converted
   from Class B                         73,115          752,685            713,605        6,975,099
---------------------------------------------------------------------------------------------------
Shares redeemed                     (1,221,894)      (3,313,798)       (11,988,616)     (30,891,950)
---------------------------------------------------------------------------------------------------
Net decrease                          (232,354)      (1,154,706)     $  (2,286,395)   $ (10,778,108)
===================================================================================================

Class B
Shares sold                            917,965          765,585      $   8,988,776    $   7,132,852
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                        32,696           67,933            319,909          634,279
---------------------------------------------------------------------------------------------------
Shares converted
   to Class A                          (73,265)        (753,986)          (713,605)      (6,975,099)
---------------------------------------------------------------------------------------------------
Shares redeemed                       (257,972)        (955,755)        (2,529,761)      (8,901,395)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          619,424         (876,223)     $   6,065,319    $  (8,109,363)
===================================================================================================

Class C
Shares sold                            214,607          464,287      $   2,116,965    $   4,344,779
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                        14,729           46,585            143,966          434,759
---------------------------------------------------------------------------------------------------
Shares redeemed                       (160,686)      (1,166,015)        (1,557,644)     (10,937,379)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                           68,650         (655,143)     $     703,287    $  (6,157,841)
===================================================================================================


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                              --------------------------------    ---------------------------------
                                             Shares                              Amount
                              --------------------------------    ---------------------------------
                              Six Months Ended      Year Ended    Six Months Ended       Year Ended
                                April 30, 2001     October 31,      April 30, 2001      October 31,
New York Portfolio                 (unaudited)            2000         (unaudited)             2000
---------------------------------------------------------------------------------------------------
Class A
Shares sold                          4,701,481        5,482,715      $  46,478,451    $  51,918,775
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       390,206          756,565          3,849,271        7,177,720
---------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        282,777        1,746,010          2,796,545       16,529,001
---------------------------------------------------------------------------------------------------
Shares redeemed                     (2,025,318)      (6,031,634)       (19,978,437)     (56,923,597)
---------------------------------------------------------------------------------------------------
Net increase                         3,349,146        1,953,656      $  33,145,830    $  18,701,899
===================================================================================================

Class B
Shares sold                          2,827,062        2,891,463      $  27,974,678    $  27,472,771
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       157,784          328,249          1,556,916        3,110,975
---------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (282,623)      (1,746,428)        (2,796,545)     (16,529,001)
---------------------------------------------------------------------------------------------------
Shares redeemed                       (615,160)      (2,876,251)        (6,069,914)     (27,191,530)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                        2,087,063       (1,402,967)     $  20,665,135    $ (13,136,785)
===================================================================================================

Class C
Shares sold                            829,587          829,314      $   8,198,153    $   7,882,804
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                        63,260          131,239            624,729        1,242,376
---------------------------------------------------------------------------------------------------
Shares redeemed                       (572,957)      (1,641,450)        (5,677,648)     (15,437,514)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          319,890         (680,897)     $   3,145,234    $  (6,312,334)
===================================================================================================


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                              --------------------------------    ---------------------------------
                                             Shares                              Amount
                              --------------------------------    ---------------------------------
                              Six Months Ended      Year Ended    Six Months Ended       Year Ended
                                April 30, 2001     October 31,      April 30, 2001      October 31,
California Portfolio               (unaudited)            2000         (unaudited)             2000
---------------------------------------------------------------------------------------------------
Class A
Shares sold                          7,474,752       13,253,602      $  81,364,090    $ 139,716,279
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       792,054        1,583,062          8,593,217       16,715,016
---------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        373,455        2,830,558          4,049,798       29,704,350
---------------------------------------------------------------------------------------------------
Shares redeemed                     (8,962,221)     (16,641,850)       (97,136,412)    (175,339,470)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                         (321,960)       1,025,372      $  (3,129,307)   $  10,796,175
===================================================================================================

Class B
Shares sold                          3,875,719        6,568,377      $  42,052,523    $  69,407,606
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       256,223          481,202          2,824,657        5,080,153
---------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (373,546)      (2,831,332)        (4,049,798)     (29,704,350)
---------------------------------------------------------------------------------------------------
Shares redeemed                     (1,486,913)      (4,985,706)       (16,148,827)     (52,468,169)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                        2,271,483         (767,459)     $  24,678,555    $  (7,684,760)
===================================================================================================

Class C
Shares sold                          3,049,057        3,252,153      $  33,132,725    $  34,347,559
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       191,933          388,031          2,080,499        4,096,188
---------------------------------------------------------------------------------------------------
Shares redeemed                     (1,142,420)      (4,334,045)       (12,403,522)     (45,501,845)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                        2,098,570         (693,861)     $  22,809,702    $  (7,058,098)
===================================================================================================


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                              --------------------------------    ---------------------------------
                                             Shares                              Amount
                              --------------------------------    ---------------------------------
                              Six Months Ended      Year Ended    Six Months Ended       Year Ended
                                April 30, 2001     October 31,      April 30, 2001      October 31,
Insured California Portfolio       (unaudited)            2000         (unaudited)             2000
---------------------------------------------------------------------------------------------------
Class A
Shares sold                          2,097,557        1,613,322      $  29,557,533    $  21,550,711
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                       114,758          189,703          1,608,145        2,509,417
---------------------------------------------------------------------------------------------------
Shares converted
   from Class B                         44,459          227,268            626,017        2,977,566
---------------------------------------------------------------------------------------------------
Shares redeemed                       (467,260)      (2,097,693)        (6,537,760)     (27,544,400)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                        1,789,514          (67,400)     $  25,253,935    $    (506,706)
===================================================================================================

Class B
Shares sold                            209,429          320,641      $   2,936,161    $   4,209,709
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                        13,443           30,890            188,484          408,308
---------------------------------------------------------------------------------------------------
Shares converted
   to Class A                          (44,425)        (227,198)          (626,017)      (2,977,566)
---------------------------------------------------------------------------------------------------
Shares redeemed                       (191,937)        (397,580)        (2,693,398)      (5,231,947)
---------------------------------------------------------------------------------------------------
Net decrease                           (13,490)        (273,247)     $    (194,770)   $  (3,591,496)
===================================================================================================

Class C
Shares sold                            106,990          166,339      $   1,508,659    $   2,204,881
---------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            12,843           30,601            180,055          404,916
---------------------------------------------------------------------------------------------------
Shares redeemed                       (111,213)        (317,248)        (1,570,387)      (4,154,684)
---------------------------------------------------------------------------------------------------
Net increase
   (decrease)                            8,620         (120,308)     $     118,327    $  (1,544,887)
===================================================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2001.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 65

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   National Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class A
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  10.14      $  10.02      $  11.09      $  10.94      $  10.51      $  10.45
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .28(b)        .55(b)        .52(b)        .55(b)        .57(b)        .58
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .11           .12          (.93)          .18           .44           .06
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .39           .67          (.41)          .73          1.01           .64
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.28)         (.55)         (.52)         (.55)         (.58)         (.58)
Distributions in excess of
  net investment income .......             -0-           -0-         (.04)         (.03)           -0-           -0-
Distributions from net
  realized gains ..............             -0-           -0-         (.10)           -0-           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.28)         (.55)         (.66)         (.58)         (.58)         (.58)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  10.25      $  10.14      $  10.02      $  11.09      $  10.94      $  10.51
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           3.82%         6.95%        (3.93)%        6.82%         9.88%         6.32%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $406,607      $412,248      $402,922      $364,429      $329,540      $325,288
Ratio to average net assets of:
  Expenses, net of fee waivers             .65%(d)       .68%          .66%          .66%          .69%          .69%
  Expenses, before fee waivers            1.07%(d)      1.11%         1.12%         1.08%         1.11%         1.10%
  Net investment income,
    net of fee waivers ........           5.45%(d)      5.53%         4.86%         4.98%         5.40%         5.55%
Portfolio turnover rate .......             55%          415%          393%           56%           72%          137%

See footnote summary on page 80.


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   National Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class B
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  10.13      $  10.00      $  11.08      $  10.94      $  10.51      $  10.45
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .25(b)        .48(b)        .44(b)        .46(b)        .50(b)        .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .10           .13          (.93)          .19           .44           .06
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .35           .61          (.49)          .65           .94           .57
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.24)         (.48)         (.44)         (.46)         (.50)         (.51)
Distributions in excess of
  net investment income .......             -0-           -0-         (.05)         (.05)         (.01)           -0-
Distributions from net
  realized gains ..............             -0-           -0-         (.10)           -0-           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.24)         (.48)         (.59)         (.51)         (.51)         (.51)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  10.24      $  10.13      $  10.00      $  11.08      $  10.94      $  10.51
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           3.47%         6.32%        (4.65)%        6.06%         9.16%         5.61%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $123,196      $117,779      $157,090      $197,517      $190,530      $214,994
Ratio to average net assets of:
  Expenses, net of fee waivers            1.37%(d)      1.39%         1.37%         1.37%         1.40%         1.40%
  Expenses, before fee waivers            1.80%(d)      1.79%         1.74%         1.79%         1.79%         1.81%
  Net investment income,
    net of fee waivers ........           4.93%(d)      4.80%         4.12%         4.28%         4.69%         4.85%
Portfolio turnover rate .......             55%          415%          393%           56%           72%          137%

See footnote summary on page 80.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 67

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   National Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class C
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  10.13      $  10.00      $  11.08      $  10.94      $  10.51      $  10.45
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .25(b)        .48(b)        .45(b)        .47(b)        .50(b)        .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .10           .13          (.94)          .18           .44           .06
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .35           .61          (.49)          .65           .94           .57
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.24)         (.48)         (.45)         (.47)         (.50)         (.51)
Distributions in excess of
  net investment income .......             -0-           -0-         (.04)         (.04)         (.01)           -0-
Distributions from net
  realized gains ..............             -0-           -0-         (.10)           -0-           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.24)         (.48)         (.59)         (.51)         (.51)         (.51)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  10.24      $  10.13      $  10.00      $  11.08      $  10.94      $  10.51
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           3.47%         6.32%        (4.65)%        6.06%         9.18%         5.62%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $ 91,711      $ 93,861      $111,740      $108,325      $ 89,792      $ 96,134
Ratio to average net assets of:
  Expenses, net of fee waivers            1.36%(d)      1.38%         1.36%         1.36%         1.39%         1.39%
  Expenses, before fee waivers            1.78%(d)      1.79%         1.79%         1.82%         1.81%         1.80%
  Net investment income,
    net of fee waivers ........           4.94%(d)      4.83%         4.15%         4.28%         4.70%         4.85%
Portfolio turnover rate .......             55%          415%          393%           56%           72%          137%

See footnote summary on page 80.


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Insured National Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class A
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $   9.58      $   9.33      $  10.52      $  10.49      $  10.28      $  10.07
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .22(b)        .45(b)        .43(b)        .44(b)        .50(b)        .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .21           .26          (.95)          .28           .37           .22
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .43           .71          (.52)          .72           .87           .73
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.22)         (.45)         (.43)         (.44)         (.50)         (.52)
Distributions in excess of
  net investment income .......           (.01)         (.01)         (.02)         (.05)         (.02)           -0-
Distributions from net
  realized gains ..............             -0-           -0-         (.22)         (.20)         (.14)           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.23)         (.46)         (.67)         (.69)         (.66)         (.52)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $   9.78      $   9.58      $   9.33      $  10.52      $  10.49      $  10.28
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           4.52%         7.84%        (5.28)%        7.15%         8.77%         7.43%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $163,088      $161,977      $168,572      $179,003      $170,631      $160,425
Ratio to average net assets of:
  Expenses, net of fee waivers            1.06%(d)      1.09%          .99%         1.00%         1.02%         1.02%
  Expenses, before fee waivers            1.14%(d)      1.16%         1.10%         1.12%         1.15%         1.12%
  Net investment income,
    net of fee waivers ........           4.46%(d)      4.83%         4.25%         4.21%         4.85%         5.04%
Portfolio turnover rate .......             34%          311%          322%           27%           98%          157%

See footnote summary on page 80.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 69

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Insured National Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class B
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $   9.56      $   9.31      $  10.52      $  10.49      $  10.28      $  10.07
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .18(b)        .40(b)        .36(b)        .37(b)        .42(b)        .44
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .22           .26          (.97)          .28           .38           .22
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .40           .66          (.61)          .65           .80           .66
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.18)         (.40)         (.36)         (.37)         (.42)         (.45)
Distributions in excess of
  net investment income .......           (.02)         (.01)         (.02)         (.05)         (.03)           -0-
Distributions from net
  realized gains ..............             -0-           -0-         (.22)         (.20)         (.14)           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.20)         (.41)         (.60)         (.62)         (.59)         (.45)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $   9.76      $   9.56      $   9.31      $  10.52      $  10.49      $  10.28
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           4.18%         7.10%        (6.10)%        6.48%         8.07%         6.74%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $ 31,635      $ 25,070      $ 32,585      $ 48,751      $ 45,542      $ 52,156
Ratio to average net assets of:
  Expenses, net of fee waivers            1.77%(d)      1.80%         1.70%         1.71%         1.75%         1.73%
  Expenses, before fee waivers            1.85%(d)      1.87%         1.79%         1.87%         1.86%         1.83%
  Net investment income,
    net of fee waivers ........           3.76%(d)      4.12%         3.52%         3.49%         4.12%         4.32%
Portfolio turnover rate .......             34%          311%          322%           27%           98%          157%

See footnote summary on page 80.


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Insured National Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class C
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $   9.56      $   9.32      $  10.52      $  10.49      $  10.28      $  10.07
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .18(b)        .40(b)        .36(b)        .37(b)        .42(b)        .44
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .22           .25          (.96)          .28           .38           .22
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .40           .65          (.60)          .65           .80           .66
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.18)         (.40)         (.36)         (.37)         (.42)         (.45)
Distributions in excess of
  net investment income .......           (.02)         (.01)         (.02)         (.05)         (.03)           -0-
Distributions from net
  realized gains ..............             -0-           -0-         (.22)         (.20)         (.14)           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.20)         (.41)         (.60)         (.62)         (.59)         (.45)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $   9.76      $   9.56      $   9.32      $  10.52      $  10.49      $  10.28
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           4.18%         6.98%        (6.00)%        6.48%         8.07%         6.74%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $ 14,889      $ 13,930      $ 19,679      $ 21,992      $ 19,057      $ 22,763
Ratio to average net assets of:
  Expenses, net of fee waivers            1.77%(d)      1.80%         1.70%         1.70%         1.72%         1.72%
  Expenses, before fee waivers            1.85%(d)      1.85%         1.80%         1.83%         1.84%         1.82%
  Net investment income,
    net of fee waivers ........           3.77%(d)      4.14%         3.55%         3.51%         4.15%         4.34%
Portfolio turnover rate .......             34%          311%          322%           27%           98%          157%

See footnote summary on page 80.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 71

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   New York Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class A
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $   9.70      $   9.45      $  10.29      $  10.10      $   9.66      $   9.62
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .26(b)        .52(b)        .51(b)        .51(b)        .53(b)        .55
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .17           .25          (.83)          .21           .46           .04
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .43           .77          (.32)          .72           .99           .59
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.26)         (.52)         (.51)         (.51)         (.54)         (.55)
Distributions in excess of
  net investment income .......             -0-           -0-         (.01)         (.02)         (.01)           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.26)         (.52)         (.52)         (.53)         (.55)         (.55)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $   9.87      $   9.70      $   9.45      $  10.29      $  10.10      $   9.66
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           4.45%         8.42%        (3.27)%        7.31%        10.52%         6.30%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $297,562      $259,997      $234,835      $207,031      $181,745      $179,452
Ratio to average net assets of:
  Expenses, net of fee waivers             .60%(d)        77%          .61%          .61%          .65%          .64%
  Expenses, before fee waivers            1.08%(d)      1.10%         1.11%         1.08%         1.12%         1.11%
  Net investment income,
    net of fee waivers ........           5.32%(d)      5.46%         5.12%         5.04%         5.45%         5.66%
Portfolio turnover rate .......             49%          187%          134%           18%           34%           64%

See footnote summary on page 80.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   New York Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class B
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $   9.70      $   9.45      $  10.29      $  10.10      $   9.66      $   9.62
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .23(b)        .45(b)        .44(b)        .44(b)        .46(b)        .48
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .17           .25          (.83)          .21           .46           .04
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .40           .70          (.39)          .65           .92           .52
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.22)         (.45)         (.44)         (.44)         (.47)         (.48)
Distributions in excess of
  net investment income .......             -0-           -0-         (.01)         (.02)         (.01)           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.22)         (.45)         (.45)         (.46)         (.48)         (.48)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $   9.88      $   9.70      $   9.45      $  10.29      $  10.10      $   9.66
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           4.19%         7.61%        (3.96)%        6.57%         9.72%         5.52%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $123,049      $100,651      $111,283      $114,739      $ 96,119      $ 96,959
Ratio to average net assets of:
  Expenses, net of fee waivers            1.32%(d)      1.48%         1.32%         1.32%         1.35%         1.35%
  Expenses, before fee waivers            1.81%(d)      1.81%         1.76%         1.80%         1.84%         1.82%
  Net investment income,
    net of fee waivers ........           4.67%(d)      4.75%         4.38%         4.34%         4.75%         4.95%
Portfolio turnover rate .......             49%          187%          134%           18%           34%           64%

See footnote summary on page 80.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   New York Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class C
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $   9.71      $   9.45      $  10.29      $  10.10      $   9.66      $   9.62
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .23(b)        .45(b)        .44(b)        .44(b)        .46(b)        .48
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .16           .26          (.83)          .21           .46           .04
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .39           .71          (.39)          .65           .92           .52
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.22)         (.45)         (.44)         (.44)         (.47)         (.48)
Distributions in excess of
  net investment income .......             -0-           -0-         (.01)         (.02)         (.01)           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.22)         (.45)         (.45)         (.46)         (.48)         (.48)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $   9.88      $   9.71      $   9.45      $  10.29      $  10.10      $   9.66
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           4.08%         7.72%        (3.96)%        6.57%         9.72%         5.52%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $ 46,814      $ 42,888      $ 48,205      $ 44,736      $ 38,890      $ 34,562
Ratio to average net assets of:
  Expenses, net of fee waivers            1.31%(d)      1.47%         1.31%         1.31%         1.35%         1.34%
  Expenses, before fee waivers            1.77%(d)      1.80%         1.77%         1.82%         1.82%         1.81%
  Net investment income,
    net of fee waivers ........           4.68%(d)      4.76%         4.41%         4.33%         4.75%         4.95%
Portfolio turnover rate .......             49%          187%          134%           18%           34%           64%

See footnote summary on page 80.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  California Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class A
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  10.88      $  10.58      $  11.34      $  11.04      $  10.59      $  10.45
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .28(b)        .56(b)        .54(b)        .56(b)        .58(b)        .58
Net realized and unrealized
  gain (loss) on investment
  transactions ................           (.21)          .30          (.73)          .32           .45           .14
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .07           .86          (.19)          .88          1.03           .72
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.28)         (.56)         (.54)         (.56)         (.58)         (.58)
Distributions in excess of
  net investment income .......             -0-           -0-         (.03)         (.02)           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.28)         (.56)         (.57)         (.58)         (.58)         (.58)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  10.67      $  10.88      $  10.58      $  11.34      $  11.04      $  10.59
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......            .64%         8.38%        (1.80)%        8.20%        10.07%         7.15%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $697,734      $714,654      $684,403      $550,626      $470,444      $460,444
Ratio to average net assets of:
  Expenses, net of fee waivers             .76%(d)       .84%          .71%          .72%          .78%          .77%
  Expenses, before fee waivers            1.01%(d)      1.04%         1.04%         1.04%         1.05%         1.05%
  Net investment income,
    net of fee waivers ........           5.16%(d)      5.32%         4.88%         4.99%         5.43%         5.57%
Portfolio turnover rate .......             31%          124%           88%           22%           20%           49%

See footnote summary on page 80.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  California Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class B
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  10.88      $  10.58      $  11.34      $  11.04      $  10.59      $  10.45
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .24(b)        .48(b)        .46(b)        .48(b)        .51(b)        .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................           (.21)          .30          (.73)          .33           .45           .14
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .03           .78          (.27)          .81           .96           .65
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.24)         (.48)         (.46)         (.48)         (.51)         (.51)
Distributions in excess of
  net investment income .......             -0-           -0-         (.03)         (.03)           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.24)         (.48)         (.49)         (.51)         (.51)         (.51)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  10.67      $  10.88      $  10.58      $  11.34      $  11.04      $  10.59
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......            .29%         7.60%        (2.47)%        7.46%         9.29%         6.37%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $242,909      $222,897      $224,924      $207,751      $166,672      $164,895
Ratio to average net assets of:
  Expenses, net of fee waivers            1.47%(d)      1.54%         1.41%         1.43%         1.48%         1.47%
  Expenses, before fee waivers            1.72%(d)      1.74%         1.72%         1.75%         1.76%         1.75%
  Net investment income,
    net of fee waivers ........           4.45%(d)      4.61%         4.14%         4.30%         4.72%         4.87%
Portfolio turnover rate .......             31%          124%           88%           22%           20%           49%

See footnote summary on page 80.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  California Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class C
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  10.88      $  10.58      $  11.33      $  11.04      $  10.59      $  10.45
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ......            .24(b)        .48(b)        .46(b)        .48(b)        .51(b)        .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................           (.21)          .30          (.72)          .32           .45           .14
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .03           .78          (.26)          .80           .96           .65
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.24)         (.48)         (.46)         (.48)         (.51)         (.51)
Distributions in excess of
  net investment income .......             -0-           -0-         (.03)         (.03)           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.24)         (.48)         (.49)         (.51)         (.51)         (.51)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  10.67      $  10.88      $  10.58      $  11.33      $  11.04      $  10.59
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......            .29%         7.60%        (2.39)%        7.46%         9.29%         6.38%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $175,610      $156,156      $159,219      $124,115      $ 90,742      $ 90,917
Ratio to average net assets of:
  Expenses, net of fee waivers            1.47%(d)      1.54%         1.41%         1.42%         1.48%         1.47%
  Expenses, before fee waivers            1.72%(d)      1.74%         1.74%         1.76%         1.74%         1.75%
  Net investment income,
    net of fee waivers ........           4.45%(d)      4.62%         4.17%         4.29%         4.73%         4.87%
Portfolio turnover rate .......             31%          124%           88%           22%           20%           49%

See footnote summary on page 80.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Insured California Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class A
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  13.74      $  13.11      $  14.25      $  13.89      $  13.39      $  13.32
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .........            .31(b)        .64(b)        .64(b)        .64(b)        .69(b)        .69
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .10           .63         (1.15)          .39           .50           .06
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .41          1.27          (.51)         1.03          1.19           .75
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.31)         (.64)         (.63)         (.64)         (.68)         (.68)
Distributions in excess of
  net investment income .......           (.02)           -0-           -0-         (.03)         (.01)           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.33)         (.64)         (.63)         (.67)         (.69)         (.68)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  13.82      $  13.74      $  13.11      $  14.25      $  13.89      $  13.39
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           2.96%        10.02%        (3.74)%        7.60%         9.18%         5.79%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $141,468      $115,983      $111,535      $113,102      $103,647      $101,542
Ratio to average net assets of:
  Expenses ....................           1.04%(d)      1.09%         1.05%         1.05%         1.11%         1.08%
  Net investment income .......           4.46%(d)      4.82%         4.59%         4.52%         5.09%         5.19%
Portfolio turnover rate .......             55%          174%          100%            0%           35%          118%

See footnote summary on page 80.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Insured California Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class B
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  13.75      $  13.11      $  14.25      $  13.89      $  13.39      $  13.32
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .........            .26(b)        .54(b)        .53(b)        .54(b)        .59(b)        .60
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .11           .64         (1.14)          .39           .50           .05
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .37          1.18          (.61)          .93          1.09           .65
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.26)         (.54)         (.53)         (.54)         (.59)         (.58)
Distributions in excess of
  net investment income .......           (.02)           -0-           -0-         (.03)           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.28)         (.54)         (.53)         (.57)         (.59)         (.58)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  13.84      $  13.75      $  13.11      $  14.25      $  13.89      $  13.39
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           2.66%         9.27%        (4.44)%        6.84%         8.37%         4.99%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $ 18,862      $ 18,925      $ 21,628      $ 29,957      $ 27,976      $ 26,696
Ratio to average net assets of:
  Expenses ....................           1.75%(d)      1.79%         1.76%         1.76%         1.81%         1.79%
  Net investment income .......           3.74%(d)      4.11%         3.85%         3.82%         4.39%         4.49%
Portfolio turnover rate .......             55%          174%          100%            0%           35%          118%

See footnote summary on page 80.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 79

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Insured California Portfolio
                                   ---------------------------------------------------------------------------------
                                                                         Class C
                                   ---------------------------------------------------------------------------------
                                           Six
                                        Months
                                         Ended                          Year Ended October 31,
                                April 30, 2001      ----------------------------------------------------------------
                                   (unaudited)         2000          1999          1998          1997          1996
                                   ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  13.75      $  13.11      $  14.25      $  13.89      $  13.39      $  13.32
                                   ---------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .........            .26(b)        .54(b)        .54(b)        .54(b)        .59(b)        .60
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .11           .64         (1.15)          .39           .50           .05
                                   ---------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .37          1.18          (.61)          .93          1.09           .65
                                   ---------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           (.26)         (.54)         (.53)         (.54)         (.59)         (.58)
Distributions in excess of
  net investment income .......           (.02)           -0-           -0-         (.03)           -0-           -0-
                                   ---------------------------------------------------------------------------------
Total dividends and
  distributions ...............           (.28)         (.54)         (.53)         (.57)         (.59)         (.58)
                                   ---------------------------------------------------------------------------------
Net asset value, end of period        $  13.84      $  13.75      $  13.11      $  14.25      $  13.89      $  13.39
                                   =================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           2.66%         9.27%        (4.44)%        6.84%         8.37%         4.99%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $ 15,757      $ 15,536      $ 16,391      $ 16,013      $ 13,436      $ 12,826
Ratio to average net assets of:
  Expenses ....................           1.74%(d)      1.79%         1.75%         1.75%         1.81%         1.78%
  Net investment income .......           3.75%(d)      4.12%         3.89%         3.82%         4.39%         4.49%
Portfolio turnover rate .......             55%          174%          100%            0%           35%          118%

(a) Net of fees waived by the Adviser.

(b) Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at et asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of otal investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a Fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 81

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o  Low Minimum Investments

   You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o  Automatic Reinvestment

   You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o  Automatic Investment Program

   Build your investment account by having money automatically transferred from your bank account on a regular basis.

o  Dividend Direction Plans

   You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o  Auto Exchange

   You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o  Systematic Withdrawals

   Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o  E-Statements

   Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o  A Choice of Purchase Plans

   Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o  Telephone Transaction

   Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o  Alliance Answer: 24-Hour Information

   For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o  The Alliance Advance

   A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 83

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Susan P. Keenan, Senior Vice President
Wayne D. Lyski, Senior Vice President
David M. Dowden, Vice President
Terrance Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 85

Alliance Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNISR401